As filed with the Securities and Exchange Commission on April 27 , 1999
                                File No. 33-99016
                                File No. 811-9126

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 o
                          Pre-Effective Amendment No. o
                        Post-Effective Amendment No. 12 x
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940o
                               Amendment No. 13 x

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.
                           (Exact Name of Registrant)

                   1150 South Olive Los Angeles, CA 90015-2211
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                                   1-213-742-2111

Name and Address of Agent for Service:         Copy to:
JAMES W. DEDERER, Esq.                         FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel      Sutherland, Asbill & Brennan, LLP
   and Corporate Secretary                     1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company Washington, D.C. 20004-2404
1150 South Olive Street
Los Angeles, California 90015-2211

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the registration statement.

                       DECLARATION PURSUANT TO RULE 24f-2

         It is proposed that this filing will become effective: o immediately upon filing pursuant to paragraph (b) |X|o on May 1, 1999 pursuant to paragraph (b)
                             60 days after filing pursuant to paragraph (a)(1) o
                           on  pursuant  to  paragraph  (a)(1)
                          |_| 75 days after filing   pursuant to paragraph(a)(2)
                            on________  pursuant  to  paragraph  (a)(2) of
                           Rule 485
         If appropriate, check the following box:
                           this  Post-Effective   Amendment   designates  a  new
            effective date for a previously filed Post-Effective Amendment.

                                            TRANSAMERICA VARIABLE INSURANCE FUND
                                             Registration Statement on Form N-1A

                                                    CROSS REFERENCE SHEET
                                                    Pursuant to Rule 495

 N-1A
Item No.                                                                            Caption
--------                                                                            -------
PART A                 INFORMATION REQUIRED IN A PROSPECTUS
1.          Cover Page        ..........................................       Cover Page
2.          Synopsis          ..........................................       Not Applicable
3.          Condensed Financial Information.............................       Condensed Financial Information

4.          General Description of Registrant...........................       Introduction; Investment
                                                                               Objectives and Policies;
                                                                               Investment Methods and Risks

5.          Management of the Fund......................................       Management

5A.         Management's Discussion of Performance......................       Not Applicable

6.          Capital Stock and Other Securities..........................       Other Information

7.          Purchase of Securities Being Offered........................       Offering, Purchase and Redemption
                                                                               of Shares

8.          Redemption or Repurchase....................................       Offering, Purchase and Redemption
                                                                               of Shares

9.          Pending Legal Proceedings...................................       Not Applicable

PART B      INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

10.         Cover Page        ..........................................       Cover Page
11.         Table of Contents ..........................................       Table of Contents

12.         General Information and History.............................       Introduction; Shares of Stock

13.         Investment Objectives and Policies..........................       Additional Investment Policy
                                                                               Information; Special Investment
                                                                               Methods and Risks; Investment
                                                                               Restrictions

14.         Management of the Registrant................................       Investment Adviser

15.         Control Persons and Principal
              Holders of Securities.....................................       Shares of Stock

CROSS REFERENCE SHEET -- continued

16.         Investment Advisory and
              Other Services  ..........................................       Investment Adviser

17.         Brokerage Allocation and Other
              Practices       ..........................................       Portfolio Transactions, Portfolio
                                                                               Turnover and Brokerage

18.         Capital Stock and Other Securities..........................       Shares of Stock

19.         Purchase, Redemption and Pricing
              of Securities Being Offered...............................       Determination of Net Asset Value

20.         Tax Status        ..........................................       Not Applicable

21.         Underwriters      ..........................................       Not Applicable

22.         Calculation of Performance Data.............................       Performance Information

23.         Financial Statements........................................       Other Information


PART C        OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

18


Transamerica Variable Insurance Fund, Inc.

Prospectus: May 1, 1999

Equity Portfolios
Aggressive Growth Portfolio
Growth Portfolio
Index Portfolio
Small Company Portfolio
Value Portfolio

Equity & Fixed Income Portfolio
Balanced Portfolio

Fixed Income Portfolios
Bond Portfolio
High Yield Bond Portfolio
Money Market Portfolio




We do not offer these portfolios for sale directly to the public. Insurance companies purchase shares of the portfolios and offer them as investment options in their variable annuity contracts and variable life insurance policies. We do not completely describe the portfolio fees and expenses in this prospectus. You must read the attached variable insurance contract prospectus for information regarding portfolio fees and expenses, additional variable insurance contract charges, and any restrictions on purchases or allocations.

This prospectus should be read in conjunction with the prospectus for the variable insurance contract.











The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
The Portfolios at a Glance                                    3
Sub-Adviser's Performance on Similar Funds  8
The Portfolios in Detail                             9
         Aggressive Growth Portfolio                 9
         Growth Portfolio                            9
         Index Portfolio                             10
         Small Company Portfolio                     10
         Value Portfolio                             11
         Balanced Portfolio                          12
         Bond Portfolio                              12
         High Yield Bond Portfolio                   13
         Money Market Portfolio                      14
Investment Adviser & Sub-Adviser                     15
Determination of Net Asset Value                     17
Offering, Purchase and Redemption of Shares 17
Income, Dividends and Capital Gains Distributions    17
Taxes                                                18
Year 2000 Issue                                      18
Summary of Bond Ratings                              18
Financial Highlights                                 19
Additional Information and Assistance       Back Cover

The Portfolios at a Glance

The following is a summary of each portfolio's goals, strategies, risks, intended investors and performance. We cannot guarantee that the investment goals will be achieved. The portfolios are managed by Transamerica Investment Services, Inc., or TIS. TIS has been managing funds for employee pension plans since 1967 and is currently managing over $40 billion.

Only the Growth Portfolio and the Money Market Portfolio summaries show their past performance, because the other portfolios had not yet commenced operations as of the date of this prospectus. The performance shown for each portfolio assumes reinvestment of dividends. The portfolios are only available through the purchase or variable annuity and variable life insurance contracts. The performance of the portfolios do not reflect any expenses or charges applicable to these variable insurance contracts. We compare a portfolio's performance to a broad-based securities market index. Performance figures for these indices do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the indices. You cannot invest directly in these indices. The performance data for portfolios and the indices do not indicate the past or future performance of any portfolio.

Aggressive Growth Portfolio
The portfolio seeks to maximize long-term growth.

It invests primarily in domestic equity securities selected for their growth potential resulting from growing franchises protected by high barriers to competition. The portfolio generally invests 90% of its total assets in a non-diversified selection of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income funds over short periods. Since this portfolio can concentrate a larger percentage of its assets than our other equity funds, the poor results of one company can have a greater negative impact on the portfolio's performance.

The portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.


Growth Portfolio
The portfolio seeks to maximize long-term growth.

It invests at least 65% of its assets in a diversified selection of equity securities of domestic growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income portfolios over short periods.

The  portfolio is intended for  long-term  investors  who have the  perspective,
patience,   and  financial  ability  to  take  on  above-average   stock  market
volatility.

The following performance information provides some indication of the risks of investing in the portfolio. We show annual returns, best and worst quarters, and average annual total returns over the life of the portfolio. This portfolio is the successor to Transamerica Occidental's Separate Account Fund C, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Performance prior to November 1, 1996 is Transamerica Occidental's Separate Account Fund C performance. Past performance is no guarantee of future results.

[graphic omitted]

    Best calendar quarter: 29.84% for quarter ending 6/30/97
    Worst calendar quarter: -20.51% for quarter ending 9/30/90

Average Annual Total Returns (as of 12/31/98)
                         1 year      5 years     10 years
---------------------------------------------------------
Growth Portfolio         43.28%      34.37%      26.05%
S&P 500 Index *          28.58%      24.06%      19.21%

* The Standard and Poor's 500 Index (S&P 500) consists of 500 widely held, publicly traded common stocks.

Index Portfolio
The portfolio seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.

It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements. The Index is composed of 500 common stocks that are chosen by Standard & Poor's Corporation.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income funds over short periods. Due to this portfolio's wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other portfolios.

The portfolio is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.

Small Company Portfolio
The portfolio seeks to maximize long-term growth.

It invests primarily in a diversified selection of domestic equity securities selected for their growth potential resulting from growing franchises protected by high barriers to competition. The portfolio generally invests at least 65% of its assets in companies with smaller market capitalizations. Small companies are those whose market capitalization falls within the range represented in the S&P 600 SmallCap Index.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income funds over short periods. Because the portfolio invests in small companies, its performance may vary more than funds investing in larger companies.

The portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.



Value Portfolio
The portfolio seeks to maximize capital appreciation.

It invests at least 65% of its assets in a diversified selection of securities of companies that the Sub-Adviser believes are under-valued relative to the intrinsic value of the company. The securities in the portfolio may include common and preferred stocks, warrants, convertible securities, and corporate debt securities. Towards this goal we consider the fundamental outlook for the company's line of business and the valuation of the company's securities.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income funds over short periods. To the extent this portfolio invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer's non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The portfolio is intended for investors who are willing and financially able to take on significant market volatility and investment risk in pursuit of long-term capital growth.

As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.

Balanced Portfolio
The portfolio seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally we invest 60% to 70% of the portfolio's total assets in equities, and we invest the remaining 30% to 40% primarily in high quality bonds with maturities between 5 and 30 years.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities portion of the portfolio can fall due to the issuing company's poor financial condition or bad general economic or market conditions. The value of the fixed income securities portion of the portfolio can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due.

The portfolio is intended for investors who seek long-term total returns that balance capital growth and current income.

As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.



Bond Portfolio
The portfolio seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

It invests at least 65% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody's and BBB or higher by Standard & Poor's (see Summary of Bond Ratings). We look for bonds with strong credit characteristics and additional returns as bond prices increase.

Your principal risk in investing in this portfolio is you could lose money. The value of the portfolio can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Since this portfolio invests in bonds, there is less risk of loss over short periods of time than our other portfolios that invest in equities. To the extent the portfolio invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the portfolio to reinvest these assets at a potentially lower rate of return. And to the extent this portfolio invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer's non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The portfolio is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.

High Yield Bond Portfolio
The portfolio seeks to achieve a high total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

It invests at least 65% of its assets in a diversified selection of lower-rated bonds, commonly known as "junk bonds." These are bonds rated below Baa by Moody's or below BBB by Standard & Poor's (see Summary of Bond Ratings). We look for bonds that are likely to be upgraded, unlikely to default on payments, and return high current income and capital appreciation.

Your principal risk in investing in this portfolio is you could lose money. The value of the portfolio can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Since this portfolio invests in bonds, there is less risk of loss over short periods of time than our other portfolio s that invest in equities. However, since this portfolio invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer's non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.
You should carefully assess the risks associated with an investment in this portfolio.

The portfolio is intended for long term investors who wish to invest in the bond market and are willing to assume substantial risk in return for potentially higher income.

As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.

Money Market Portfolio
The portfolio seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. We look for securities with minimal credit risk. We maintain an average maturity of 90 days or less.

Your principal risk of investing in this portfolio is that the performance will not keep up with inflation and its real value will go down. Also, the portfolio's performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this portfolio invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this portfolio over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this portfolio.

The portfolio is intended for investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the portfolio. We show annual returns, best and worst quarters, and average annual total returns since the portfolio's commencement on January 2, 1998. Past performance is no guarantee of future results. [graphic omitted]
   Best calendar quarter: 4.97% for quarter ending 9/30/98
   Worst calendar quarter: 4.61% for quarter ending 12/31/98







Average Annual Total Returns (as of 12/31/98)
                            Since Inception
                            (1/2/98 )
Money Market Portfolio      4.93%
IBC First Tier Index *               4.97%

* IBC's Money Fund ReportTM-First Tier represents all taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940.

The 7-day current yield of the Money Market Portfolio as of December 31, 1998 was 4.65%. You can get a more up to date 7-day current yield by calling 1-800-258-4260.

Sub-Adviser Performance on Similar Funds

The portfolios' Sub-Adviser also manages SEC-registered mutual funds and non-registered segregated separate accounts of insurance companies. These mutual funds and separate accounts have investment objectives, strategies and policies that are substantially similar to those of the portfolios listed below.

Portfolios                 Mutual Funds               Separate Accounts
Aggressive Growth          Premier Aggressive Growth    - -
Index             Premier Index            Equity Index
Small Company     Premier Small Company       - -
Value             Premier Value              - -
Balanced          Premier Balanced          Balanced
Bond              Premier Bond             Bond
High Yield Bond   Premier High Yield Bond   High Yield Bond
Money Market      Premier Cash Reserve               Cash Management

You should not assume that the designated portfolio will have the same future performance as its similar mutual fund or separate account. Any portfolio's future performance may be greater or less than the historical performance and/or future performance of the corresponding mutual fund or separate account due to, among other things, certain inherent differences between them.

Additionally, the separate accounts are not registered with the SEC and not subject to the Investment Company Act of 1940, nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, the separate accounts were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the portfolios. If the separate accounts had been subject to the Investment Company Act or Subchapter M of the Code, their performance may have been adversely affected at times. Additionally, the fees and expenses of the portfolios may be higher or lower than the fees and expenses of mutual funds or separate accounts. Higher fees and expenses have a negative impact on performance. Also, the portfolios are currently only available through the purchase of variable annuity and variable life insurance contracts. The performance of the mutual funds and separate accounts does not reflect any expenses or charges applicable to these variable insurance contracts. On June 30, 1998, the assets of the High Yield separate account were transferred to the Premier High Yield Bond mutual fund in exchange for fund shares. Therefore, the performance of the Premier High Yield Bond mutual fund, prior to June 30, 1998, is the performance of the High Yield Bond separate account recalculated to reflect the higher fees and expenses of the Premier High Yield Bond Fund. The separate account commenced operations September 1, 1990.

Please do not consider the performance of these similar funds as indicative of any portfolio's past or future performance. You should not consider this performance a substitute for the portfolios' own performance

Mutual Funds

Average Annual Total Returns (as of 12/31/98)
Transamerica Premier Funds* 1 year 5 years10 years Since Inception Premier Aggressive Growth 84.07% -- -- 71.05% (6/30/97) Premier Index 28.45% - - 27.71%
(10/2/95)  Premier Small Company 80.27% -- -- 71.53% (6/30/97)  Premier Value **
-- -- -- 6.19% (3/30/98)  Premier Balanced 29.30% - - 24.97%  (10/2/95)  Premier
Bond 9.58% - - 7.83% (10/2/95)  Premier High Yield Bond *** 5.73% 9.94% - 13.21%
(9/1/90) Premier Cash Reserve 5.45% - - 5.44% (10/2/95)

* Performance is for the Investor Class of the Transamerica Premier Funds.
** This Fund started on March 30, 1998, so it had not achieved one year of performance as of December 31, 1998. *** Effective June 30, 1998, the Transamerica High Yield Bond Fund exchanged all its assets for shares in the Transamerica Premier High Yield Bond Fund. Since then the separate account has invested exclusively in the mutual fund. Performance, prior to June 30, 1998, is the separate account performance.

Separate Accounts

Average Annual Total Returns (as of 12/31/98) Transamerica Funds 1 year 5 years 10 yearsSince Inception Equity Index 27.62% 23.48% 18.47% 17.43% (10/1/86)
Balanced  30.07%  23.19% -- 22.02%  (4/1/93)  High Yield Bond 9.13% 7.90% 10.76%
12.20% (5/1/83) Bond 5.78% 10.15% -- 13.43% (9/1/90) Cash Management 5.01% 4.86%
5.26% 6.55% (1/3/82)

The Portfolios in Detail

The following expands on the strategies, policies and risks described in The Portfolios at a Glance. For more information about the performance of the portfolios, see the Statement of Additional Information (SAI). You can get a free copy of the SAI by asking us. The SAI includes the Annual Report.


Aggressive Growth Portfolio
Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Sub-Adviser's opinion.

The Sub-Adviser's equity management team selects U.S. companies showing:
      Strong potential for steady growth
      High barriers to competition

We seek out the industry leaders of tomorrow - and invest in them today. We look for companies with bright prospects for their products, management and markets.

Policies
We generally invest 90% of the portfolio's assets in a non-diversified portfolio of equity securities of U.S. companies. We select these securities because of their potential for long-term price appreciation. The portfolio does not limit its investments to any particular type or size of company.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

Risks
Since the portfolio invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the portfolio can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the portfolio more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value.

This Portfolio Is Intended For
Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks
constantly   change  in  value,  this  portfolio  is  intended  as  a  long-term investment.

Growth Portfolio
Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Sub-Adviser's opinion.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. The companies we invest in have many or all of these features:
      Outstanding management
      Superior track record
      Well-defined plans for the future
      Unique low cost products
      Dominance in market share or products in specialized markets Strong earnings and cash flows to foster future growth
      Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions

We also select companies for their growth potential in relation to major U.S. trends. These trends include: The aging of baby boomers The rapid growth in communication and information technologies The shift toward financial assets versus real estate or other tangible assets The continuing increase in U.S. productivity

Policies
We invest at least 65% of the portfolio's assets in a diversified portfolio of domestic equity securities. We do not limit its investments to any particular type or size of company.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

Risks
Since the portfolio invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Portfolio Is Intended For:
Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

Index Portfolio
Goal
Our goal is to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.

Strategies
To achieve our goal, we use a combination of management techniques. We generally purchase common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, we also invest in futures and options with returns linked to the S&P 500, as well as short-term money market securities and debt securities. The Sub-Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500 as closely as possible. The correlation between the performance of the portfolio and the S&P 500 Index is expected to be
0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the portfolio will achieve the expected correlation.

Policies
We buy the stocks that make up the Index, with the exception of Transamerica Corporation common stock. Our stock purchases reflect the Index, but we make no attempt to forecast general market movements.

The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor's Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor's Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the portfolio track the total return of the Index, we also use securities whose returns are linked to the S&P 500, such as S&P 500 Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500 and to offset transaction costs and other expenses.

Risks
This portfolio is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fail, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500. The performance of the portfolio will reflect the performance of the S&P 500 Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the portfolio should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the portfolio does. Therefore, our ability to match the Index's performance will be impeded by these expenses.

This Portfolio is Intended For:
Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the portfolio, you indirectly own shares in the largest U.S. companies.

Small Company Portfolio
Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Sub-Adviser's opinion.

Companies with smaller capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for capital appreciation. To achieve this goal, our equity management team selects stocks issued by smaller U.S. companies which show:
      Strong potential for steady growth
      High barriers to competition

We seek out the industry leaders of tomorrow and invest in them today. We look for companies with bright prospects for their products, management and markets.

Policies
We generally invest at least 65% of the portfolio in a diversified portfolio of equity securities: common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks. The companies issuing these securities are U.S. companies with individual market capitalizations. Small companies are those whose market capitalization falls within the range represented in the S&P 600 SmallCap Index.

We may also invest in debt securities.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

Risks
Since the portfolio invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This portfolio invests mainly in the equity securities of small companies. These securities can provide strong opportunities for capital appreciation. However, securities issued by companies with smaller asset bases or revenues are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

This Portfolio Is Intended For
Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the portfolio is intended as a long-term investment.

Value Portfolio
Goal
Our goal is to maximize capital appreciation.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Sub-Adviser's opinion.

We invest at least 65% of the portfolio's assets in securities of domestic companies that we believe are undervalued. We believe the market will recognize the intrinsic value of these companies, which will lead to their market appreciation. The securities we invest in may include common and preferred stocks, warrants, convertible securities, corporate and high yield debt, and other securities.

To achieve our goal, we may invest in securities issued by companies of all sizes. Generally, however we will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million. There are no pre-set percentages of stocks, bonds or cash equivalents or other securities we must invest in at any given time. In pursuit of our goal, we consider:


      The fundamental outlook for the line of business in which the company is engaged The valuation of the company's securities compared to those of its competitors

We invest in securities that we believe to be priced lower than their intrinsic value. Our selection of investments will likely include securities issued by companies that are reorganizing or restructuring, or which are facing, or have recently emerged from reorganization or restructuring.

Policies
The Portfolio invests primarily in a diversified portfolio of stocks, bonds and related securities deemed by the Sub-Adviser to be currently valued below their intrinsic value. The Sub-Adviser's opinion is based on analysis and research performed by a group of expert managers and analysts who have examined the issuing company's balance sheet and cash flow for potentially unrealized value.

Debt securities in which the portfolio invests may or may not be rated by rating agencies such as Moody's or Standard & Poor's. If rated, such ratings may range from the very highest ratings to the very lowest ratings. We may invest up to 35% of the portfolio's assets in medium and lower-rated debt securities, referred to as "junk bonds."

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

Risks
To the extent the portfolio invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium and smaller size companies fluctuate more than larger, more established companies. To the extent the portfolio invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the portfolio's bond holdings, the greater the fluctuation. The value of any of the portfolio's bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the portfolio. Lower rated securities generally have more risk of default and volatility than higher rated securities.

This Portfolio Is Intended For:
Investors who are willing and financially able to take on significant market volatility and investment risk in order to pursue long-term capital growth.

Balanced Portfolio
Goal
Our goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies
To achieve our goal we invest in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Sub-Adviser's equity and fixed income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Sub-Adviser's opinion.

EquityInvestments - Our Sub-Adviser's equity management team buys shares of companies that have many or all of these features: Outstanding management Superior track record Well-defined plans for the future Unique low cost products
      Dominance in market share or products in specialized markets Strong earnings and cash flows to foster future growth
      Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions

Fixed Income Investments - The Sub-Adviser's bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the portfolio. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies
Common stocks generally represent 60% to 70% of the portfolio's total assets, with the remaining 30% to 40% of the portfolio's assets primarily invested in high quality bonds with maturities between 5 and 30 years. We may also invest in cash or cash equivalents such as money market portfolios and other short-term investment instruments. This requires the managers of each portion of the portfolio to be flexible in managing the portfolio's assets. At times, we may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the portfolio will hold at least 25% of its assets in non-convertible debt securities.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

Risks
To the extent the portfolio invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium and smaller size companies fluctuate more than larger more established companies. To the extent the portfolio invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the portfolio's bond portfolio, the greater the fluctuation. The value of any of the portfolio's bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the portfolio. The balance between the stock and bond asset classes often enables each class' contrasting risks to offset each other.

This Portfolio Is Intended For:
Investors who seek long-term total returns that balance capital growth with current income. This portfolio allows investors to participate in both the stock and bond markets.

Bond Portfolio
Goal
Our goal is to achieve high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching the issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Sub-Adviser's opinion.

To achieve our goal, the Sub-Adviser's bond research team performs extensive ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:
      Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price. Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the portfolio are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

Policies
We invest at least 65% of the portfolio's assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody's Investors Service (Moody's) and BBB or higher by Standard & Poor's Corporation (S&P). Moody's and S&P are private companies which rate bonds for quality. Maturities of these bonds are primarily between 5 and 30 years. We may also invest up to 35% of the portfolio's assets in lower-rated securities. Those securities are rated Ba1 by Moody's and BB+ or lower by S&P. We may also invest in unrated securities of similar quality, based on our analysis of those securities. Our investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

Risks
An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter term maturities. Since bonds with longer term maturities have a large presence in this portfolio, the portfolio may be affected more acutely by interest rate changes than one that invests more heavily in short term bonds. While lower-rated bonds make up a much smaller percentage of the portfolio's assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings.

The portfolio's investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond portfolios are more subject to this risk than money market or stock portfolios.

To the extent the portfolio invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the portfolio to reinvest these assets at a potentially lower rate of return. This Portfolio Is Intended For: Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.

High Yield Bond Portfolio
Goal
Our goal is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Sub-Adviser's opinion.

We invest at least 65% of this portfolio's assets in a diversified portfolio of high yield, below investment grade debt securities commonly referred to as "junk bonds."

To achieve our goal, the Sub-Adviser's fixed income management team:
      Seeks to achieve potential price appreciation and to minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations
      Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal of debt securities
      Invests portfolio assets in other securities consistent with the objective of high current income and capital appreciation

Policies
We generally invest in high yield debt securities. Up to 15% of portfolio assets may be invested in bonds rated below Caa by Moody's or CCC by Standard & Poor's. Investments may include bonds in the lowest rating category of each rating agency, or in unrated bonds that we determine are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

The Sub-Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the portfolio's objectives depends more on the analytical abilities of the portfolio management team than would be the case if the portfolio were investing primarily in bonds in the higher rating categories.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

Risks
The value of the portfolio's investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the portfolio's bond portfolio, the greater the fluctuation.

Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody's or BBB by Standard & Poor's). Price volatility and higher rates of default are both capable of diminishing the performance of the portfolio and the value of your shares.

Additionally, although the Sub-Adviser's bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.

This Portfolio Is Intended For:
Investors who are willing to take substantial risks in pursuit of potentially higher rewards. The risks associated with investments in speculative securities make this portfolio suitable only for long-term investment.

Money Market Portfolio
Goal
Our goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies
This is a money market portfolio. We invest primarily in a diversified selection of high quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve our goal, we invest primarily in:
      Short-term corporate obligations, including commercial paper, notes and bonds
      Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities
      Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks
      Repurchase agreements involving any of the securities mentioned above

We    also seek to  maintain  a stable  net  asset  value of $1.00 per share by:
      Investing in securities which present minimal credit risk
      Maintaining the average maturity of obligations held in the portfolio at 90 days or less

Policies
Bank obligations purchased for the portfolio are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the portfolio are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the portfolio must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the portfolio are determined by the Sub-Adviser to present minimal credit risks.

Risks
The interest rates on short-term obligations held in the portfolio will vary, rising or falling with short-term interest rates generally. The portfolio's yield will tend to lag behind general changes in interest rates. The ability of the portfolio's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The portfolio is also subject to the risk that the issuer of a security in which the portfolio invests may fail to pay the principal or interest payments when due. This will lower the return from , and the value of, the security, which will lower the performance of the portfolio. To the extent this portfolio invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

This Portfolio Is Intended For:
Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.





Investment Adviser & Sub-Adviser

Investment Adviser

The Investment Adviser of the portfolios is Transamerica Occidental Life Insurance Company, 1150 South Olive Street, Los Angeles, California 90015. The Investment Adviser is a stock life insurance company incorporated in the state of California on June 30, 1906. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. The Investment Adviser was the investment adviser of Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"), the predecessor to the Growth Portfolio.

The Investment Adviser's duties include, but are not limited to:
      Overall responsibility for administering all operations of the portfolios; Monitoring and evaluating the management of the assets of the portfolios by the Sub-Adviser on an ongoing basis; and Procuring services for the portfolios, including liaison and supervision of the various service providers.

Advisory Fees

For its services to the portfolios, the Investment Adviser receives annual advisory fees from the portfolios. These fees are based on the average daily net assets of the portfolios. The fees are deducted daily from the assets of the portfolios. The fees may be higher than the average advisory fee paid to the investment advisers of other similar portfolios. The advisory fees, payable under the investment advisory agreement, are shown below. The Investment Adviser may waive some or all of its fees from time to time at its discretion. In 1998 the Investment Adviser waived a portion of the advisory fee payable by the Growth Portfolio and was paid 0.64% of the portfolio's average net assets. In 1998 the Investment Adviser waived the full amount of advisory fee payable by the Money Market Portfolio and was paid 0% of the portfolio's average net assets.


     ----------------------- ----------------
                             Advisory Fee


     Portfolio
     ----------------------- ----------------
     ----------------------- ----------------
     Aggressive Growth       0.80%
     ----------------------- ----------------
     ----------------------- ----------------
     Growth                  0.75%
     ----------------------- ----------------
     ----------------------- ----------------
     Index                   0.35%
     ----------------------- ----------------
     ----------------------- ----------------
     Small Company           0.85%
     ----------------------- ----------------
     ----------------------- ----------------
     Value                   0.75%
     ----------------------- ----------------
     ----------------------- ----------------
     Balanced                0.75%
     ----------------------- ----------------
     ----------------------- ----------------
     Bond                    0.55%
     ----------------------- ----------------
     ----------------------- ----------------
     High Yield Bond         0.65%
     ----------------------- ----------------
     Money Market            0.35%
     ----------------------- ----------------



Each portfolio pays all the costs of its operations that are not assumed by the Investment Adviser, including:

      Custodian;
      Legal;
      Auditing;
      Administration
      Registration fees and expenses; and
      Fees and expenses of directors unaffiliated with the Investment Adviser.

We allocate the expenses that are not portfolio-specific among the portfolios based on the net assets of each portfolio.

Sub-Adviser

The Investment Adviser has contracted with Transamerica Investment Services, Inc. to be the Sub-Adviser. The Sub-Adviser has been in existence since 1967 and has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated companies since 1981. The Sub-Adviser currently manages over $40 billion. The Sub-Adviser is located at 1150 South Olive Street, Los Angeles, California 90015-2211. The Sub-Adviser a wholly-owned subsidiary of Transamerica Corporation. The Investment Adviser has agreed to pay the Sub-Adviser a portion of the advisory fee. The Sub-Adviser will provide recommendations on the management of portfolio assets, provide investment research reports and information, supervise and manage the investments of the portfolios, and direct the purchase and sale of portfolio investments.

The Sub-Adviser is also responsible for the selection of brokers and dealers to execute transactions for the portfolios. Some of these brokers or dealers may be affiliated persons of the Investment Adviser and Sub-Adviser. Although it is the policy of the Sub-Adviser to seek the best price and execution for each transaction, they may give consideration to brokers and dealers who provide them with statistical information research and other services in addition to transaction services.

AEGON Agreement
On February 18, 1999, Transamerica Corporation announced that it had signed a merger agreement with AEGON N.V., one of the world's leading international insurance groups, providing for AEGON's acquisition of all of Transamerica's outstanding common stock for a combination of cash and AEGON stock worth $9.7 billion. The closing of the transaction is expected to occur during the summer of 1999.

Transamerica  Corporation  indirectly owns the Investment Adviser,  Transamerica
Occidental  Life  Insurance   Company,   and  directly  owns  the   Sub-Adviser,
Transamerica Investment Services, Inc.

Portfolio Managers

Management decisions for each of the portfolios are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to their portfolios. They are supported by the entire group of managers and analysts. The transactions and performance of the portfolios are reviewed by the Sub-Adviser's senior officers.

The following listing provides a brief biography of the primary manager and co-managers for each of the portfolios:

Aggressive Growth Portfolio Primary Manager since portfolio's inception: Philip Treick, Vice President and Portfolio Manager, Transamerica Investment Services. Manager of the Small Company Portfolio, the Transamerica Premier Aggressive Growth and the Transamerica Premier Small Company Funds. Co-Manager of the Growth Portfolio. B.S., University of South Florida. Joined Transamerica in 1988.

Co-Manager since inception: Christopher J. Bonavico,  (See Value Portfolio).

Growth Portfolio Primary Manager since 1998: Jeffrey S. Van Harte, C.F.A., Vice President and Senior Portfolio Manager, Transamerica Investment Services. Manager of the Transamerica Equity Fund and the Transamerica Premier Equity Fund since 1998. Was manager of the Transamerica Balanced Fund from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton. Joined Transamerica in 1980.

Co-Manager since 1998: Philip Treick (see Aggressive Growth Portfolio).

Index Portfolio Primary Manager since inception: Lisa L. Hansen, Assistant Vice President and Senior Trader, Transamerica Investment Services. Manager of the Transamerica Equity Index Fund and the Transamerica Premier Index Fund since 1998. Senior Trader, Husic Capital Management, 1988-1997. B.A., University of California at Santa Cruz. Joined Transamerica in 1997.

Co-Manager since inception: Christopher J. Bonavico (see Value Portfolio).

Small Company Portfolio Primary Manager since inception: Philip Treick Vice President and Portfolio Manager, Transamerica Investment Services. Manager of the Aggressive Growth Portfolio, the Transamerica Premier Aggressive Growth Fund and the Transamerica Premier Small Company Fund. Co-Manager of the Growth Portfolio. B.S., University of South Florida. Joined Transamerica in 1988.

Co-Manager since inception: Christopher J. Bonavico (see Value Portfolio)

Value Portfolio Primary Manager since inception: Christopher J. Bonavico Vice President and Portfolio Manager, Transamerica Investment Services. Manager of the Transamerica Premier Value Fund since 1998. Co-Manager of the Aggressive Growth Portfolio, the Small Company Portfolio, the Index Portfolio, and the Balanced Portfolio. B.S., University of Delaware. Joined Transamerica in 1993.

Co-Manager since inception: Jeffrey S. Van Harte (see Growth Portfolio).

Balanced Portfolio Primary Manager since inception: Gary U. Rolle, C.F.A., Executive Vice President & Chief Investment Officer, Transamerica Investment Services. Chairman & President, Transamerica Income Shares. Chief Investment Officer, Transamerica Occidental Life and Transamerica Life Insurance & Annuity Companies. Manager of the Transamerica Balanced Fund and the Transamerica Premier Balanced Fund since 1998. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S., University of California at Riverside. Joined Transamerica in 1967.

Co-Manager since inception: Stephen J. Ahearn, C.F.A., Vice President and Director of Research, Transamerica Investment Services. Senior Associate-Municipal Bonds, General Electric Investment Corporation, 1991-1994. B.S. , Boston College. Joined Transamerica in 1994.

Co-Manager since inception: Christopher J. Bonavico (see Value Portfolio).

Bond Portfolio Primary Manager since 1998: Matthew W. Kuhns, CFA, Vice President and Portfolio Manager, Transamerica Investment Services. Manager of the Transamerica Bond Fund since 1998. Was co-manager of the Transamerica Premier Bond Fund and the Transamerica Bond Fund. Member of the Bond Club of Los Angeles. B.A., University of California, Berkeley. M.B.A., University of Southern California. Joined Transamerica in 1991.

Co-Manager since 1999: Heidi Y. Hu, CFA, Vice President and Portfolio Manager, Transamerica Investment Services. Manager of the Transamerica Income Shares and co-manager the Transamerica Bond Fund since 1999. Member of the Los Angeles Society of Financial Analysts. Portfolio Manager, Arco Investment Management Company, 1994-1998. B.S., Lewis and Clark College. M.B.A., University of Chicago. Joined Transamerica in 1998.

High Yield Bond Portfolio Primary Manager since inception: Heather E. Creeden, C.F.A., Vice President and Portfolio Manager, Transamerica Investment Services. Manager of the Transamerica High Yield Bond Fund and the Transamerica Premier High Yield Bond Fund since 1998. Member of the Los Angeles Society of Financial Analysts. B.S., Arizona State University. Joined Transamerica in 1987.

Co-Manager since inception: Stephen J. Ahearn (see Balanced Portfolio).

Money Market Portfolio Primary Manager since 1999: Rex A. Olson, CFA, Securities Analyst, Transamerica Investment Services. Manager of the TVIF Money Market Fund and the Transamerica Cash Management Fund since 1999. Was co-manager of the
Transamerica Premier Cash Reserve Fund, the TVIF Money Market Fund and the Transamerica Cash Management Fund. Member of the Los Angeles Society of Financial Analysts. Vice President, Mitsubishi Trust, 1987-1997. B.S., University of Southern California. Joined Transamerica in 1997.

Co-Manager since 1999: Peter O. Lopez, Senior Research Analyst, Transamerica Investment Services. Assistant Vice President, Shields Alliance, 1995-1997. Corporate Bond Associate, TIAA-CREF, 1993-1995. B.A., Arizona State University. M.B.A., University of Michigan. Joined Transamerica in 1997.


Determination of Net Asset Value

We normally determine the net asset value per share of each portfolio once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time. We do this each day when the New York Stock Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays.

We calculate the net asset value by subtracting the portfolio's liabilities from its total assets and dividing the result by the total number of shares outstanding.

We generally determine the value of the portfolio securities and assets on the basis of their market values. However, all securities held by the Money Market Portfolio and any short-term debt securities of the other portfolios having remaining maturities of sixty days or less are valued by the amortized cost method, which approximates market value. Amortized cost involves valuing an investment at its cost and assuming a constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates. We value investments for which market quotations are not readily available at their fair value as determined in good faith by, or under authority delegated by, the portfolios' Board of Directors.


Offering, Purchase and Redemption of Shares

We sell shares of the portfolios in a continuous offering to various insurance companies. These insurance companies offer them as investment options in variable annuity and variable life insurance contracts. The insurance companies purchase and redeem shares of the portfolios at net asset value without sales or redemption charges being imposed by the portfolios.

On each business day insurance companies purchase or redeem shares of the portfolios based on the requests from their contract owners that have been processed on that day. Insurance companies purchase and redeem shares at their net asset value calculated at the end of that day, although such purchases and redemptions may be executed the next business day.

If insurance companies purchase shares of a portfolio for variable life insurance or qualified pension and retirement plans, a potential for certain conflicts may exist between the interests of variable annuity contract owners, variable life insurance contract owners and plan participants. We do not foresee any disadvantage to owners of the annuity contracts arising from the fact that shares of a portfolio might be held by such entities. However, in such an event, the portfolios' Board of Directors will monitor the portfolios in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.


Income, Dividends and Capital Gains Distributions

      Each portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders. Dividends are made on a per share basis to shareholders of record of a portfolio as of the distribution date of that portfolio, regardless of how long the shares have been held. Capital gains, if any, are generally distributed annually for all portfolios.
      If you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.
      Dividends on the Money Market Portfolio are determined daily but paid monthly.

Dividend Payment Schedules:

Portfolio                           When It Pays
------------------------------------------------
Aggressive Growth Portfolio         Annually
Growth Portfolio                    Annually
Index Portfolio                     Annually
Small Company Portfolio             Annually
Value Portfolio                     Annually
Balanced Portfolio                  Annually
Bond Portfolio                      Monthly
High Yield Bond Portfolio           Monthly
Money Market Portfolio              Monthly


Taxes

Each portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the portfolios. In addition, each portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply. For more information see Federal Tax Matters in the SAI.

The shareholders of the portfolios are insurance companies offering variable insurance contracts. For information concerning federal income tax consequences for owners of variable insurance contracts, see the prospectuses for these products.

Year 2000 Issue

Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because dates are encoded using the standard six-place format that allows entry of only the last two digits of the year. This is commonly known as the "Year 2000 Problem." This issue could adversely impact the portfolios if the computer systems used by the portfolios' Investment Adviser, Sub-Adviser, Custodian and Transfer Agent (including service providers' systems) do not accurately process date information after January 1, 2000. The Investment Adviser and Sub-Adviser are addressing this issue by testing the computer systems they use to ensure that those systems will operate properly after January 1, 2000. The Investment Adviser and Sub-Adviser are also seeking assurances from the Custodian, Transfer Agent and other service providers they use that their computer systems will be adapted to address the Year 2000 Problem in time to prevent adverse consequences after January 1, 2000.

However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of services in connection with the year 2000. We continue to believe that we will achieve Year 2000 readiness; however, the size and complexity of our systems and the need for them to interface with other systems internally and with those of our customers, vendors, partners, government agencies and other outside parties, creates the possibility that some systems may experience Year 2000 problems. Although we believe we will be properly prepared for the date change, we are also developing contingency plans to minimize any potential disruptions to operations, especially from externally interfaced systems over which we have limited or no control. This issue could also adversely impact the value of the securities that the portfolios invest in if the issuing companies' systems do not operate properly after January 1, 2000, and this risk could be heightened for portfolios that invest internationally.

The above is subject to the Year 2000 Readiness Disclosure Act. This act may limit your legal rights in the event of a dispute.


Summary of Bond Ratings


Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."

Investment Grade  Moody's  Standard & Poor's
Highest quality            Aaa         AAA
High quality               Aa          AA
Upper medium               A           A
Medium, speculative
     features              Baa         BBB
Lower Quality
Moderately speculative     Ba          BB
Speculative                B           B
Very speculative           Caa         CCC
Very high risk             Ca          CC
Highest risk, may not be
    paying interest        C           C
In arrears or default      C           D

Financial Highlights

The following information is intended to help you understand the portfolios' financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with the portfolios' financial statements, are included in the statement of additional information and annual report. See the back cover to find out how to get the statement of additional information.

Growth Portfolio

The Growth Portfolio was formerly Transamerica Occidental's Separate Account Fund C. The former fund was reorganized on November 1, 1996, when all its assets and liabilities were transferred to the newly created Growth Portfolio. The financial information is presented as if the reorganization had always been in effect. The activity prior to November 1, 1996, represents accumulated unit values of Separate Account Fund C which have been converted to share values for presentation purposes.




                                                                                Year ended December 31,
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
                                                                   1998         1997        1996       1995        1994
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net Asset Value
        Beginning of year                                         $14.750      $10.930     $8.582     $5.615      $5.239
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Operations:
        Net investment income (loss)                              (0.013)      (0.050)    (0.065)     (0.069)    (0.042)
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net realized and unrealized gain                           6.380        5.130      2.413       3.036      0.418
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Total from investment operations                           6.367        5.080      2.348       2.967      0.376
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Dividends/Distributions to Shareholders:
        Net realized gains                                        (1.757)      (1.260)       -           -          -
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Net Asset Value
        End of  year                                              $19.360      $14.750    $10.930     $8.582      $5.615
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Total Return                                              43.28%       46.50%      27.36%     52.84%      7.19%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Ratios and Supplemental Data:
        Expenses to average net assets:
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
          After reimbursement/fee waiver                           0.85%        0.85%      1.27%       1.41%      1.43%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
          Before reimbursement/fee waiver                          0.96%        0.98%      1.34%       1.41%      1.43%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net investment income (loss) to average net assets        (0.32%)      (0.39%)    (0.68%)     (0.94%)    (0.80%)
        (1)
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Portfolio turnover rate                                   34.41%       20.54%      34.58%     18.11%      30.84%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net assets, end of year (in thousands)                   $107,892      $46,378    $32,238     $25,738    $17,267
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------




(1) If the Investment Adviser had not reimbursed expenses the ratio of net investment loss to average net assets would have been (0.44%), (0.52%) and (0.75%) for the years ended December 31, 1998, 1997, and 1996, respectively.

Money Market Portfolio

The following table gives condensed financial information for the Money Market Portfolio, which commenced operation January 2, 1998, for the period ending December 31, 1998.

 ----------------------------------------------------------
                                            Period ended
 ----------------------------------------------------------
 ----------------------------------------------------------
                                             December 31,
                                                1998*
 ----------------------------------------------------------
 ----------------------------------------------------------
 Net Asset Value
 Beginning of period                            $1.000
 ----------------------------------------------------------
 ----------------------------------------------------------

 Operations:
 ----------------------------------------------------------
 ----------------------------------------------------------
 Net investment income                          0.048
 ----------------------------------------------------------
 ----------------------------------------------------------
 Total from investment operations               0.048
 ----------------------------------------------------------
 ----------------------------------------------------------

 ----------------------------------------------------------
 ----------------------------------------------------------

 Dividends/Distributions to Shareholders:
 ----------------------------------------------------------
 ----------------------------------------------------------
 Net investment income                         (0.048)
 ----------------------------------------------------------
 ----------------------------------------------------------
 Total distributions                           (0.048)
 ----------------------------------------------------------
 ----------------------------------------------------------

 Net Asset Value
 End of period                                  $1.000
 ----------------------------------------------------------
 ----------------------------------------------------------

 Total Return (a)                               4.93%
 ----------------------------------------------------------
 ----------------------------------------------------------

 Ratios and Supplemental Data:
 ----------------------------------------------------------
 ----------------------------------------------------------
 Expenses to average net assets (2)
 ----------------------------------------------------------
 ----------------------------------------------------------
   After reimbursement/fee waiver               0.60%
 ----------------------------------------------------------
 ----------------------------------------------------------
   Before reimbursement/fee waiver              3.03%
 ----------------------------------------------------------
 ----------------------------------------------------------
 Net investment income (loss)
      to average net assets (1)(2)              4.81%
 ----------------------------------------------------------
 ----------------------------------------------------------
 Net Assets, end of period (in thousands)       $6,803

 ----------------------------------------------------------


*  The Portfolio commenced operations January 2, 1998.

(a)   Total return is not annualized for periods less than one year

(1) If the Investment Adviser had not waived expenses, the ratio of net investment income to average net assets would have been 2.38% for the period ended December 31, 1998.

(2) Annualized.


Other Portfolios

There are no financial statements for the Aggressive Growth, Balanced, Bond, High Yield Bond, Index, Small Company and Value Portfolios because they had not yet commenced operations as of the date of this prospectus.

ADDITIONAL INFORMATION AND ASSISTANCE


You may get more information, at no charge, about these portfolios by requesting the following:

Annual and Semi-Annual Report

These reports describe the portfolios' performance and list their holdings. The annual report discusses the market conditions and the portfolio managers' strategies that significantly affected the portfolios' performance during the last fiscal year. These reports are only available for those portfolios in operation on the date of the report.


Statement of Additional Information (SAI)

This document gives additional information about the portfolios. The SAI was filed with the Securities and Exchange Commission (SEC) and is incorporated by reference as part of the prospectus. The audited annual report is a part of the SAI.


To Obtain Information from Us

      Call 1-800-258-4260
      Write to Transamerica Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202.
      Visit our Internet web site at http://www.transamerica.com


To Obtain Information from the SEC

      Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI
      Call 1-800-SEC-0330
      Visit the SEC's Internet web site at http://www.sec.gov
      Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 for copies of these documents (requires you to pay a duplicating fee)

SEC file number:  811-9216










VIM-433-0599

4


Transamerica Variable Insurance Fund, Inc.

Prospectus: May 1, 1999





Portfolios
Growth Portfolio
Money Market Portfolio






We do not offer these portfolios for sale directly to the public. Insurance companies purchase shares of the portfolios and offer them as investment options in their variable annuity contracts and variable life insurance policies. We do not completely describe the portfolio fees and expenses in this prospectus. You must read the attached variable insurance contract prospectus for information regarding portfolio fees and expenses, additional variable insurance contract charges, and any restrictions on purchases or allocations.

This prospectus should be read in conjunction with the prospectus for the variable insurance contract.













The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
The Portfolios at a Glance                                      2
Sub-Adviser's Performance on Similar Funds    4
The Portfolios in Detail                               5
         Growth Portfolio                              5
         Money Market Portfolio                        5
Investment Adviser & Sub-Adviser                       6
Determination of Net Asset Value                       7
Offering, Purchase and Redemption of Shares   7
Income, Dividends and Capital Gains Distributions      8
Taxes                                                  8
Year 2000 Issue                                        8
Financial Highlights                                   9
Additional Information and Assistance       Back Cover



The Portfolios at a Glance

The following is a summary of each portfolio's goals, strategies, risks, intended investors and performance. We cannot guarantee that the investment goals will be achieved. The portfolios are managed by Transamerica Investment Services, Inc., or TIS. TIS has been managing funds for employee pension plans since 1967 and is currently managing over $40 billion.

The performance shown for each portfolio assumes reinvestment of dividends. The portfolios are only available through the purchase or variable annuity and variable life insurance contracts. The performance of the portfolios do not reflect any expenses or charges applicable to these variable insurance contracts. We compare a portfolio's performance to a broad-based securities market index. Performance figures for these indices do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the indices. You cannot invest directly in these indices. The performance data for the indices do not indicate the past or future performance of any portfolio.

 Growth Portfolio
The portfolio seeks to maximize long-term growth.

It invests at least 65% of its assets in a diversified selection of equity securities of domestic growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income portfolios over short periods.

The  portfolio is intended for  long-term  investors  who have the  perspective,
patience,   and  financial  ability  to  take  on  above-average   stock  market
volatility.

The following performance information provides some indication of the risks of investing in the portfolio. We show annual returns, best and worst quarters, and average annual total returns over the life of the portfolio. This portfolio is the successor to Transamerica Occidental's Separate Account Fund C, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Performance prior to November 1, 1996 is Transamerica Occidental's Separate Account Fund C performance. Past performance is no guarantee of future results.

[graphic omitted]

    Best calendar quarter: 29.84% for quarter ending 6/30/97
    Worst calendar quarter: -20.51% for quarter ending 9/30/90

Average Annual Total Returns (as of 12/31/98)
                         1 year      5 years     10 years
---------------------------------------------------------
Growth Portfolio         43.28%      34.37%      26.05%
S&P 500 Index *          28.58%      24.06%      19.21%

* The Standard and Poor's 500 Index (S&P 500) consists of 500 widely held, publicly traded common stocks.


Money Market Portfolio
The portfolio seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. We look for securities with minimal credit risk. We maintain an average maturity of 90 days or less.

Your principal risk of investing in this portfolio is that the performance will not keep up with inflation and its real value will go down. Also, the portfolio's performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this portfolio invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this portfolio over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this portfolio.

The portfolio is intended for investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the portfolio. We show annual returns, best and worst quarters, and average annual total returns since the portfolio's commencement on January 2, 1998. Past performance is no guarantee of future results.

[graphic omitted]

   Best calendar quarter: 4.97% for quarter ending 9/30/98
   Worst calendar quarter: 4.61% for quarter ending 12/31/98







Average Annual Total Returns (as of 12/31/98)
                            Since Inception
                            (1/2/98 )
Money Market Portfolio      4.93%
IBC First Tier Index *               4.97%

* IBC's Money Fund ReportTM-First Tier represents all taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940.

The 7-day current yield of the Money Market Portfolio as of December 31, 1998 was 4.65%. You can get a more up to date 7-day current yield by calling 1-800-258-4260.


Sub-Adviser Performance on Similar Funds

The portfolios' Sub-Adviser also manages SEC-registered mutual funds and non-registered segregated separate accounts of insurance companies. These mutual funds and separate accounts have investment objectives, strategies and policies that are substantially similar to those of the portfolios listed below.

Portfolios                 Mutual Funds               Separate Accounts..
-------------------------------------------------------------------------
Money Market      Premier Cash Reserve               Cash Management

You should not assume that the designated portfolio will have the same future performance as its similar mutual fund or separate account. Any portfolio's future performance may be greater or less than the historical performance and/or future performance of the corresponding mutual fund or separate account due to, among other things, certain inherent differences between them.

Additionally, the separate accounts are not registered with the SEC and not subject to the Investment Company Act of 1940, nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, the separate accounts were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the portfolios. If the separate accounts had been subject to the Investment Company Act or Subchapter M of the Code, their performance may have been adversely affected at times. Additionally, the fees and expenses of the portfolios may be higher or lower than the fees and expenses of mutual funds or separate accounts. Higher fees and expenses have a negative impact on performance. Also, the portfolios are currently only available through the purchase of variable annuity and variable life insurance contracts. The performance of the mutual funds and separate accounts does not reflect any expenses or charges applicable to these variable insurance contracts.

Please do not consider the performance of these similar funds as indicative of any portfolio's past or future performance. You should not consider this performance a substitute for the portfolios' own performance

Mutual Funds

Average Annual Total Returns (as of 12/31/98)
Transamerica Premier Funds* 1 year 5 years10 years Since Inception Premier Cash Reserve 5.45% - - 5.44% (10/2/95)

* Performance is for the Investor Class of the Transamerica Premier Funds.


Separate Accounts

Average Annual Total Returns (as of 12/31/98) Transamerica Funds 1 year 5 years 10 yearsSince Inception Cash Management 5.01% 4.86% 5.26% 6.55% (1/3/82)

The Portfolios in Detail

The following expands on the strategies, policies and risks described in The Portfolios at a Glance. For more information about the performance of the portfolios, see the Statement of Additional Information (SAI). You can get a free copy of the SAI by asking us. The SAI includes the Annual Report.


Growth Portfolio
Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Sub-Adviser's opinion.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. The companies we invest in have many or all of these features:
      Outstanding management
      Superior track record
      Well-defined plans for the future
      Unique low cost products
      Dominance in market share or products in specialized markets Strong earnings and cash flows to foster future growth
      Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions

We also select companies for their growth potential in relation to major U.S. trends. These trends include: The aging of baby boomers The rapid growth in communication and information technologies The shift toward financial assets versus real estate or other tangible assets The continuing increase in U.S. productivity

Policies
We invest at least 65% of the portfolio's assets in a diversified portfolio of domestic equity securities. We do not limit its investments to any particular type or size of company.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

Risks
Since the portfolio invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Portfolio Is Intended For:
Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.


Money Market Portfolio
Goal
Our goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies
This is a money market portfolio. We invest primarily in a diversified selection of high quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve our goal, we invest primarily in:
      Short-term corporate obligations, including commercial paper, notes and bonds
      Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities
      Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks
      Repurchase agreements involving any of the securities mentioned above

We    also seek to  maintain  a stable  net  asset  value of $1.00 per share by:
      Investing in securities which present minimal credit risk
      Maintaining the average maturity of obligations held in the portfolio at 90 days or less

Policies
Bank obligations purchased for the portfolio are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the portfolio are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the portfolio must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the portfolio are determined by the Sub-Adviser to present minimal credit risks. Risks The interest rates on short-term obligations held in the portfolio will vary, rising or falling with short-term interest rates generally. The portfolio's yield will tend to lag behind general changes in interest rates. The ability of the portfolio's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The portfolio is also subject to the risk that the issuer of a security in which the portfolio invests may fail to pay the principal or interest payments when due. This will lower the return from , and the value of, the security, which will lower the performance of the portfolio. To the extent this portfolio invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

This Portfolio Is Intended For:
Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.


Investment Adviser & Sub-Adviser

Investment Adviser

The Investment Adviser of the portfolios is Transamerica Occidental Life Insurance Company, 1150 South Olive Street, Los Angeles, California 90015. The Investment Adviser is a stock life insurance company incorporated in the state of California on June 30, 1906. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. The Investment Adviser was the investment adviser of Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"), the predecessor to the Growth Portfolio.

The Investment Adviser's duties include, but are not limited to:
      Overall responsibility for administering all operations of the portfolios; Monitoring and evaluating the management of the assets of the portfolios by the Sub-Adviser on an ongoing basis; and Procuring services for the portfolios, including liaison and supervision of the various service providers.



Advisory Fees

For its services to the portfolios, the Investment Adviser receives annual advisory fees from the portfolios. These fees are based on the average daily net assets of the portfolios. The fees are deducted daily from the assets of the portfolios. The fees may be higher than the average advisory fee paid to the investment advisers of other similar portfolios. The advisory fees, payable under the investment advisory agreement, are shown below. The Investment Adviser may waive some or all of its fees from time to time at its discretion. In 1998 the Investment Adviser waived a portion of the advisory fee payable by the Growth Portfolio and was paid 0.64% of the portfolio's average net assets. In 1998 the Investment Adviser waived the full amount of advisory fee payable by the Money Market Portfolio and was paid 0% of the portfolio's average net assets.


     ----------------------- ----------------
                             Advisory Fee


     Portfolio
     ----------------------- ----------------
     ----------------------- ----------------
     Growth                  0.75%
     ----------------------- ----------------
     ----------------------- ----------------
     Money Market            0.35%
     ----------------------- ----------------


Each portfolio pays all the costs of its operations that are not assumed by the Investment Adviser, including:

      Custodian;
      Legal;
      Auditing;
      Administration
      Registration fees and expenses; and
      Fees and expenses of directors unaffiliated with the Investment Adviser.

We allocate the expenses that are not portfolio-specific among the portfolios based on the net assets of each portfolio.

Sub-Adviser

The Investment Adviser has contracted with Transamerica Investment Services, Inc. to be the Sub-Adviser. The Sub-Adviser has been in existence since 1967 and has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated companies since 1981. The Sub-Adviser currently manages over $40 billion. The Sub-Adviser is located at 1150 South Olive Street, Los Angeles, California 90015-2211. The Sub-Adviser a wholly-owned subsidiary of Transamerica Corporation. The Investment Adviser has agreed to pay the Sub-Adviser a portion of the advisory fee. The Sub-Adviser will provide recommendations on the management of portfolio assets, provide investment research reports and information, supervise and manage the investments of the portfolios, and direct the purchase and sale of portfolio investments.

The Sub-Adviser is also responsible for the selection of brokers and dealers to execute transactions for the portfolios. Some of these brokers or dealers may be affiliated persons of the Investment Adviser and Sub-Adviser. Although it is the policy of the Sub-Adviser to seek the best price and execution for each transaction, they may give consideration to brokers and dealers who provide them with statistical information research and other services in addition to transaction services.

AEGON Agreement
On February 18, 1999, Transamerica Corporation announced that it had signed a merger agreement with AEGON N.V., one of the world's leading international insurance groups, providing for AEGON's acquisition of all of Transamerica's outstanding common stock for a combination of cash and AEGON stock worth $9.7 billion. The closing of the transaction is expected to occur during the summer of 1999.

Transamerica  Corporation  indirectly owns the Investment Adviser,  Transamerica
Occidental  Life  Insurance   Company,   and  directly  owns  the   Sub-Adviser,
Transamerica Investment Services, Inc.

Portfolio Managers

Management decisions for each of the portfolios are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to their portfolios. They are supported by the entire group of managers and analysts. The transactions and performance of the portfolios are reviewed by the Sub-Adviser's senior officers.

The following listing provides a brief biography of the primary manager and co-managers for each of the portfolios:


Growth Portfolio Primary Manager since 1998: Jeffrey S. Van Harte, C.F.A., Vice President and Senior Portfolio Manager, Transamerica Investment Services. Manager of the Transamerica Equity Fund and the Transamerica Premier Equity Fund since 1998. Was manager of the Transamerica Balanced Fund from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton. Joined Transamerica in 1980.

Co-Manager since 1998: Philip Treick, Vice President and Portfolio Manager, Transamerica Investment Services. Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Premier Small Company Fund. B.S., University of South Florida. Joined Transamerica in 1988. Money Market Portfolio Primary Manager since 1999: Rex A. Olson, CFA, Securities Analyst, Transamerica Investment Services. Manager of the Transamerica Cash Management Fund since 1999. Was co-manager of the Transamerica Premier Cash Reserve Fund, the TVIF Money Market Fund and the Transamerica Cash Management Fund. Member of the Los Angeles Society of Financial Analysts. Vice President, Mitsubishi Trust, 1987-1997. B.S., University of Southern California. Joined Transamerica in 1997.

Co-Manager since 1999: Peter O. Lopez, Senior Research Analyst, Transamerica Investment Services. Assistant Vice President, Shields Alliance, 1995-1997. Corporate Bond Associate, TIAA-CREF, 1993-1995. B.A., Arizona State University. M.B.A., University of Michigan. Joined Transamerica in 1997.


Determination of Net Asset Value

We normally determine the net asset value per share of each portfolio once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time. We do this each day when the New York Stock Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays.

We calculate the net asset value by subtracting the portfolio's liabilities from its total assets and dividing the result by the total number of shares outstanding.

We generally determine the value of the portfolio securities and assets on the basis of their market values. However, all securities held by the Money Market Portfolio and any short-term debt securities of the other portfolios having remaining maturities of sixty days or less are valued by the amortized cost method, which approximates market value. Amortized cost involves valuing an investment at its cost and assuming a constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates. We value investments for which market quotations are not readily available at their fair value as determined in good faith by, or under authority delegated by, the portfolios' Board of Directors.


Offering, Purchase and Redemption of Shares

We sell shares of the portfolios in a continuous offering to various insurance companies. These insurance companies offer them as investment options in variable annuity and variable life insurance contracts. The insurance companies purchase and redeem shares of the portfolios at net asset value without sales or redemption charges being imposed by the portfolios. On each business day insurance companies purchase or redeem shares of the portfolios based on the requests from their contract owners that have been processed on that day. Insurance companies purchase and redeem shares at their net asset value calculated at the end of that day, although such purchases and redemptions may be executed the next business day.

If insurance companies purchase shares of a portfolio for variable life insurance or qualified pension and retirement plans, a potential for certain conflicts may exist between the interests of variable annuity contract owners, variable life insurance contract owners and plan participants. We do not foresee any disadvantage to owners of the annuity contracts arising from the fact that shares of a portfolio might be held by such entities. However, in such an event, the portfolios' Board of Directors will monitor the portfolios in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.


Income, Dividends and Capital Gains Distributions

      Each portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders. Dividends are made on a per share basis to shareholders of record of a portfolio as of the distribution date of that portfolio, regardless of how long the shares have been held. Capital gains, if any, are generally distributed annually for all portfolios.
      If you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.
      Dividends on the Money Market Portfolio are determined daily but paid monthly.

Dividend Payment Schedules:

Portfolio                           When It Pays
Growth Portfolio                    Annually
Money Market Portfolio              Monthly


Taxes

Each portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the portfolios. In addition, each portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply. For more information see Federal Tax Matters in the SAI.

The shareholders of the portfolios are insurance companies offering variable insurance contracts. For information concerning federal income tax consequences for owners of variable insurance contracts, see the prospectus for these products.


Year 2000 Issue

Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because dates are encoded using the standard six-place format that allows entry of only the last two digits of the year. This is commonly known as the "Year 2000 Problem." This issue could adversely impact the portfolios if the computer systems used by the portfolios' Investment Adviser, Sub-Adviser, Custodian and Transfer Agent (including service providers' systems) do not accurately process date information after January 1, 2000. The Investment Adviser and Sub-Adviser are addressing this issue by testing the computer systems they use to ensure that those systems will operate properly after January 1, 2000. The Investment Adviser and Sub-Adviser are also seeking assurances from the Custodian, Transfer Agent and other service providers they use that their computer systems will be adapted to address the Year 2000 Problem in time to prevent adverse consequences after January 1, 2000.

However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of services in connection with the year 2000. We continue to believe that we will achieve Year 2000 readiness; however, the size and complexity of our systems and the need for them to interface with other systems internally and with those of our customers, vendors, partners, government agencies and other outside parties, creates the possibility that some systems may experience Year 2000 problems. Although we believe we will be properly prepared for the date change, we are also developing contingency plans to minimize any potential disruptions to operations, especially from externally interfaced systems over which we have limited or no control. This issue could also adversely impact the value of the securities that the portfolios invest in if the issuing companies' systems do not operate properly after January 1, 2000.


The above is subject to the Year 2000 Readiness Disclosure Act. This act may limit your legal rights in the event of a dispute.

Financial Highlights

The following information is intended to help you understand the portfolios' financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with the portfolios' financial statements, are included in the statement of additional information and annual report. See the back cover to find out how to get the statement of additional information.

Growth Portfolio

The Growth Portfolio was formerly Transamerica Occidental's Separate Account Fund C. The former fund was reorganized on November 1, 1996, when all its assets and liabilities were transferred to the newly created Growth Portfolio. The financial information is presented as if the reorganization had always been in effect. The activity prior to November 1, 1996, represents accumulated unit values of Separate Account Fund C which have been converted to share values for presentation purposes.




                                                                                Year ended December 31,
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
                                                                   1998         1997        1996       1995        1994
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net Asset Value
        Beginning of year                                         $14.750      $10.930     $8.582     $5.615      $5.239
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Operations:
        Net investment income (loss)                              (0.013)      (0.050)    (0.065)     (0.069)    (0.042)
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net realized and unrealized gain                           6.380        5.130      2.413       3.036      0.418
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Total from investment operations                           6.367        5.080      2.348       2.967      0.376
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Dividends/Distributions to Shareholders:
        Net realized gains                                        (1.757)      (1.260)       -           -          -
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Net Asset Value
        End of  year                                              $19.360      $14.750    $10.930     $8.582      $5.615
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Total Return                                              43.28%       46.50%      27.36%     52.84%      7.19%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Ratios and Supplemental Data:
        Expenses to average net assets:
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
          After reimbursement/fee waiver                           0.85%        0.85%      1.27%       1.41%      1.43%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
          Before reimbursement/fee waiver                          0.96%        0.98%      1.34%       1.41%      1.43%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net investment income (loss) to average net assets        (0.32%)      (0.39%)    (0.68%)     (0.94%)    (0.80%)
        (1)
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Portfolio turnover rate                                   34.41%       20.54%      34.58%     18.11%      30.84%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net assets, end of year (in thousands)                   $107,892      $46,378    $32,238     $25,738    $17,267
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------




(1) If the Investment Adviser had not reimbursed expenses the ratio of net investment loss to average net assets would have been (0.44%), (0.52%) and (0.75%) for the years ended December 31, 1998, 1997, and 1996, respectively.

Money Market Portfolio

The following table gives condensed financial information for the Money Market Portfolio, which commenced operation January 2, 1998, for the period ending December 31, 1998.

 ----------------------------------------------------------
                                            Period ended
 ----------------------------------------------------------
 ----------------------------------------------------------
                                             December 31,
                                                1998*
 ----------------------------------------------------------
 ----------------------------------------------------------
 Net Asset Value
 Beginning of period                            $1.000
 ----------------------------------------------------------
 ----------------------------------------------------------

 Operations:
 ----------------------------------------------------------
 ----------------------------------------------------------
 Net investment income                          0.048
 ----------------------------------------------------------
 ----------------------------------------------------------
 Total from investment operations               0.048
 ----------------------------------------------------------
 ----------------------------------------------------------

 ----------------------------------------------------------
 ----------------------------------------------------------

 Dividends/Distributions to Shareholders:
 ----------------------------------------------------------
 ----------------------------------------------------------
 Net investment income                         (0.048)
 ----------------------------------------------------------
 ----------------------------------------------------------
 Total distributions                           (0.048)
 ----------------------------------------------------------
 ----------------------------------------------------------

 Net Asset Value
 End of period                                  $1.000
 ----------------------------------------------------------
 ----------------------------------------------------------

 Total Return (a)                               4.93%
 ----------------------------------------------------------
 ----------------------------------------------------------

 Ratios and Supplemental Data:
 ----------------------------------------------------------
 ----------------------------------------------------------
 Expenses to average net assets (2)
 ----------------------------------------------------------
 ----------------------------------------------------------
   After reimbursement/fee waiver               0.60%
 ----------------------------------------------------------
 ----------------------------------------------------------
   Before reimbursement/fee waiver              3.03%
 ----------------------------------------------------------
 ----------------------------------------------------------
 Net investment income (loss)
      to average net assets (1)(2)              4.81%
 ----------------------------------------------------------
 ----------------------------------------------------------
 Net Assets, end of period (in thousands)       $6,803

 ----------------------------------------------------------


*  The Portfolio commenced operations January 2, 1998.

(a)   Total return is not annualized for periods less than one year

(1) If the Investment Adviser had not waived expenses, the ratio of net investment income to average net assets would have been 2.38% for the period ended December 31, 1998.

(2) Annualized.

ADDITIONAL INFORMATION AND ASSISTANCE


You may get more information, at no charge, about these portfolios by requesting the following:

Annual and Semi-Annual Report

These reports describe the portfolios' performance and list their holdings. The annual report discusses the market conditions and the portfolio managers' strategies that significantly affected the portfolios' performance during the last fiscal year.


Statement of Additional Information (SAI)

This document gives additional information about the portfolios. The SAI was filed with the Securities and Exchange Commission (SEC) and is incorporated by reference as part of the prospectus. The audited annual report is a part of the SAI.


To Obtain Information from Us

      Call 1-800-258-4260
      Write to Transamerica Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202.
      Visit our Internet web site at http://www.transamerica.com


To Obtain Information from the SEC

      Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI
      Call 1-800-SEC-0330
      Visit the SEC's Internet web site at http://www.sec.gov
      Write to Securities and Exchange Commission, Public Reference Section,
          Washington, D.C. 20549-6009 for copies of these documents (requires you to pay a duplicating fee)

SEC file number:  811-9216










VIM-433-0599

Transamerica Variable Insurance Fund, Inc.

Prospectus: May 1, 1999





Growth Portfolio






We do not offer the portfolio for sale directly to the public. Insurance companies purchase shares of the portfolio and offer them as investment options in their variable annuity contracts and variable life insurance policies. Read your contract for additional variable insurance contract charges and restrictions on purchases or allocations.

This prospectus should be read in conjunction with the variable insurance contract.















The Securities and Exchange Commission has not approved or disapproved the securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
The Portfolio at a Glance                              2
Fees and Expenses                             3
The Portfolio in Detail                                4
         Growth Portfolio                              4
Investment Adviser & Sub-Adviser                       4
Determination of Net Asset Value                       5
Offering, Purchase and Redemption of Shares   6
Income, Dividends and Capital Gains Distributions      6
Taxes                                                  6
Year 2000 Issue                                        6
Financial Highlights                                   7
Additional Information and Assistance       Back Cover



The Portfolio at a Glance

The following is a summary of the portfolio's goals, strategies, risks, intended investors and performance. We cannot guarantee that the investment goals will be achieved. The portfolio is managed by Transamerica Investment Services, Inc., or TIS. TIS has been managing funds for employee pension plans since 1967 and is currently managing over $40 billion.

The performance shown for the portfolio assumes reinvestment of dividends. The portfolio is only available through the purchase or variable annuity and variable life insurance contracts. The performance of the portfolio does not reflect any expenses or charges applicable to these variable insurance contracts. We compare a portfolio's performance to a broad-based securities market index. Performance figures for this index do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in the index. The performance data for the index does not indicate the past or future performance of the portfolio.

Growth Portfolio
The portfolio seeks to maximize long-term growth.

It invests at least 65% of its assets in a diversified selection of equity securities of domestic growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income portfolio over short periods.

The  portfolio is intended for  long-term  investors  who have the  perspective,
patience,   and  financial  ability  to  take  on  above-average   stock  market
volatility.

The following performance information provides some indication of the risks of investing in the portfolio. We show annual returns, best and worst quarters, and average annual total returns over the life of the portfolio. This portfolio is the successor to Transamerica Occidental's Separate Account Fund C, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Performance prior to November 1, 1996 is Transamerica Occidental's Separate Account Fund C performance. Past performance is no guarantee of future results.

[GRAPHIC OMITTED]

    Best calendar quarter: 29.84% for quarter ending 6/30/97
    Worst calendar quarter: -20.51% for quarter ending 9/30/90

Average Annual Total Returns (as of 12/31/98)
                         1 year      5 years     10 years
---------------------------------------------------------
Growth Portfolio         43.28%      34.37%      26.05%
S&P 500 Index *          28.58%      24.06%      19.21%

* The Standard and Poor's 500 Index (S&P 500) consists of 500 widely held, publicly traded common stocks.


Fees and Expenses

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of this portfolio. There is no sales charge (load) or other transaction fees for the portfolio that you pay directly. However, investors do pay fees and expenses incurred by the portfolio.

Annual Fund Operating Expenses (as a percent of average net assets)

                                                   Total
                 Management  DistributionOther     Operating
-----------------------------------------------------------------------------
Portfolio                    Fee         (12b-1) Fee Expenses Expenses
Growth           0.75%            - -       0.21%    0.96%


The portfolio's total operating expenses above include the maximum adviser fees, maximum 12b-1 fees and estimated other expenses that the portfolio may incur in 1999. Assuming we continue the waivers described below, the actual total operating expenses are 0.85%. The Investment Adviser has agreed to waive part of its Adviser Fee and the Administrator has agreed to assume any other operating expenses to ensure that annualized expenses for the portfolio (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed this cap. These measures will increase the portfolio's yields. The Administrator may, from time to time, assume additional expenses. The fee waivers and expense assumptions may be terminated at any time without notice.

Example
The table below is to help you compare the cost of investing in this portfolio with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as shown above. The examples do not reflect reinvestment of dividends and distributions. Costs are the same whether you redeem at the end of any period or not. Your actual costs may be higher or lower.

                           Investment Period
Portfolio                    1 Year   3 Years  5 Years        10 Years
------------------------------------------------------------------------------
Growth                       $98      $306     $531            $1,178












The Portfolio in Detail

The following expands on the strategies, policies and risks described in The Portfolio at a Glance. For more information about the performance of the portfolio, see the Statement of Additional Information (SAI). You can get a free copy of the SAI by asking us. The SAI includes the Annual Report.


Growth Portfolio
Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. The company passes through a research process and stands on its own merits as a viable investment in the Sub-Adviser's opinion.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. The companies we invest in have many or all of these features:
      Outstanding management
      Superior track record
      Well-defined plans for the future
      Unique low cost products
      Dominance in market share or products in specialized markets Strong earnings and cash flows to foster future growth
      Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions

We also select companies for their growth potential in relation to major U.S. trends. These trends include: The aging of baby boomers The rapid growth in communication and information technologies The shift toward financial assets versus real estate or other tangible assets The continuing increase in U.S. productivity

Policies
We invest at least 65% of the portfolio's assets in a diversified portfolio of domestic equity securities. We do not limit its investments to any particular type or size of company.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.


Risks
Since the portfolio invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Portfolio Is Intended For:
Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.


Investment Adviser & Sub-Adviser

Investment Adviser

The Investment Adviser of the portfolio is Transamerica Occidental Life Insurance Company, 1150 South Olive Street, Los Angeles, California 90015. The Investment Adviser is a stock life insurance company incorporated in the state of California on June 30, 1906. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. The Investment Adviser was the investment adviser of Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"), the predecessor to the Growth Portfolio.

The Investment Adviser's duties include, but are not limited to:
      Overall responsibility for administering all operations of the portfolio; Monitoring and evaluating the management of the assets of the portfolio by the Sub-Adviser on an ongoing basis; and Procuring services for the portfolio, including liaison and supervision of the various service providers.

Advisory Fee

For its services to the portfolio, the Investment Adviser receives an annual advisory fee from the portfolio. This fee is based on the average daily net assets of the portfolio. The fee is deducted daily from the assets of the portfolio. The fee may be higher than the average advisory fee paid to the investment advisers of other similar portfolios. The amount of the advisory fee, payable under the investment advisory agreement, is 0.75%. The Investment Adviser may waive some or all of the fee from time to time at its discretion. In 1998 the Investment Adviser waived a portion of the advisory fee and was paid 0.64% of the portfolio's average net assets.




The portfolio pays all the costs of its operations that are not assumed by the Investment Adviser, including:

      Custodian;
      Legal;
      Auditing;
      Administration
      Registration fees and expenses; and
      Fees and expenses of directors unaffiliated with the Investment Adviser.


Sub-Adviser

The Investment Adviser has contracted with Transamerica Investment Services, Inc. to be the Sub-Adviser. The Sub-Adviser has been in existence since 1967 and has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated companies since 1981. The Sub-Adviser currently manages over $40 billion. The Sub-Adviser is located at 1150 South Olive Street, Los Angeles, California 90015-2211. The Sub-Adviser a wholly-owned subsidiary of Transamerica Corporation. The Investment Adviser has agreed to pay the Sub-Adviser a portion of the advisory fee. The Sub-Adviser will provide recommendations on the management of portfolio assets, provide investment research reports and information, supervise and manage the investments of the portfolio, and direct the purchase and sale of portfolio investments.

The Sub-Adviser is also responsible for the selection of brokers and dealers to execute transactions for the portfolio. Some of these brokers or dealers may be affiliated persons of the Investment Adviser and Sub-Adviser. Although it is the policy of the Sub-Adviser to seek the best price and execution for each transaction, they may give consideration to brokers and dealers who provide them with statistical information research and other services in addition to transaction services.

AEGON Agreement
On February 18, 1999, Transamerica Corporation announced that it had signed a merger agreement with AEGON N.V., one of the world's leading international insurance groups, providing for AEGON's acquisition of all of Transamerica's outstanding common stock for a combination of cash and AEGON stock worth $9.7 billion. The closing of the transaction is expected to occur during the summer of 1999.

Transamerica  Corporation  indirectly owns the Investment Adviser,  Transamerica
Occidental  Life  Insurance   Company,   and  directly  owns  the   Sub-Adviser,
Transamerica Investment Services, Inc.



Portfolio Manager

Management decisions for the portfolio is made by a team of expert managers and analysts headed by a team leader (designated as primary manager) and his backup (designated as co-manager). The team leader has primary responsibility for the day-to-day decisions related to the portfolio. The transactions and performance of the portfolio is reviewed by the Sub-Adviser's senior officers.

The following listing provides a brief biography of the primary manager and co-manager for the portfolio:

Primary Manager since 1998: Jeffrey S. Van Harte, C.F.A., Vice President and Senior Portfolio Manager, Transamerica Investment Services. Manager of the Transamerica Equity Fund and the Transamerica Premier Equity Fund since 1998. Was manager of the Transamerica Balanced Fund from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton. Joined Transamerica in 1980.

Co-Manager since 1998: Philip Treick, Vice President and Portfolio Manager, Transamerica Investment Services. Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Premier Small Company Fund. B.S., University of South Florida. Joined Transamerica in 1988.


Determination of Net Asset Value

We normally determine the net asset value per share of the portfolio once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time. We do this each day when the New York Stock Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays.

We calculate the net asset value by subtracting the portfolio's liabilities from its total assets and dividing the result by the total number of shares outstanding.

We generally determine the value of the portfolio securities and assets on the basis of their market values. However, any short-term debt securities of the portfolio having remaining maturities of sixty days or less are valued by the amortized cost method, which approximates market value. Amortized cost involves valuing an investment at its cost and assuming a constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates. We value investments for which market quotations are not readily available at their fair value as determined in good faith by, or under authority delegated by, the portfolio's Board of Directors.

Offering, Purchase and Redemption of Shares

We sell shares of the portfolio in a continuous offering to various insurance companies. These insurance companies offer them as investment options in variable annuity and variable life insurance contracts. The insurance companies purchase and redeem shares of the portfolio at net asset value without sales or redemption charges being imposed by the portfolio.

On each business day insurance companies purchase or redeem shares of the portfolio based on the requests from their contract owners that have been processed on that day. Insurance companies purchase and redeem shares at their net asset value calculated at the end of that day, although such purchases and redemptions may be executed the next business day.

If insurance companies purchase shares of a portfolio for variable life insurance or qualified pension and retirement plans, a potential for certain conflicts may exist between the interests of variable annuity contract owners, variable life insurance contract owners and plan participants. We do not foresee any disadvantage to owners of the annuity contracts arising from the fact that shares of a portfolio might be held by such entities. However, in such an event, the portfolio's Board of Directors will monitor the portfolio in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.


Income, Dividends and Capital Gains Distributions

      The portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders. Dividends are made on a per share basis to shareholders of record as of the distribution date, regardless of how long the shares have been held.
      Dividends, if any, are generally paid annually. Capital gains, if any, are generally distributed annually.
      If you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.


Taxes

The portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the portfolio. In addition, the portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply. For more information see Federal Tax Matters in the SAI.

The shareholders of the portfolio are insurance companies offering variable insurance contracts. For information concerning federal income tax consequences for owners of variable insurance contracts, see the prospectus for these products.


Year 2000 Issue

Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because dates are encoded using the standard six-place format that allows entry of only the last two digits of the year. This is commonly known as the "Year 2000 Problem." This issue could adversely impact the portfolio if the computer systems used by the portfolio's Investment Adviser, Sub-Adviser, Custodian and Transfer Agent (including service providers' systems) do not accurately process date information after January 1, 2000. The Investment Adviser and Sub-Adviser are addressing this issue by testing the computer systems they use to ensure that those systems will operate properly after January 1, 2000. The Investment Adviser and Sub-Adviser are also seeking assurances from the Custodian, Transfer Agent and other service providers they use that their computer systems will be adapted to address the Year 2000 Problem in time to prevent adverse consequences after January 1, 2000.

However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of services in connection with the year 2000. We continue to believe that we will achieve Year 2000 readiness; however, the size and complexity of our systems and the need for them to interface with other systems internally and with those of our customers, vendors, partners, government agencies and other outside parties, creates the possibility that some systems may experience Year 2000 problems. Although we believe we will be properly prepared for the date change, we are also developing contingency plans to minimize any potential disruptions to operations, especially from externally interfaced systems over which we have limited or no control. This issue could also adversely impact the value of the securities that the portfolio invest in if the issuing companies' systems do not operate properly after January 1, 2000.

The above is subject to the Year 2000 Readiness Disclosure Act. This act may limit your legal rights in the event of a dispute.

Financial Highlights

The following information is intended to help you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate the investor would have earned (or lost) in that year, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with the portfolio's financial statements, are included in the statement of additional information and annual report. See the back cover to find out how to get the statement of additional information.

The Growth Portfolio was formerly Transamerica Occidental's Separate Account Fund C. The former fund was reorganized on November 1, 1996, when all its assets and liabilities were transferred to the newly created Growth Portfolio. The financial information is presented as if the reorganization had always been in effect. The activity prior to November 1, 1996, represents accumulated unit values of Separate Account Fund C which have been converted to share values for presentation purposes.




                                                                                Year ended December 31,
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
                                                                   1998         1997        1996       1995        1994
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net Asset Value
        Beginning of year                                         $14.750      $10.930     $8.582     $5.615      $5.239
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Operations:
        Net investment income (loss)                              (0.013)      (0.050)    (0.065)     (0.069)    (0.042)
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net realized and unrealized gain                           6.380        5.130      2.413       3.036      0.418
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Total from investment operations                           6.367        5.080      2.348       2.967      0.376
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Dividends/Distributions to Shareholders:
        Net realized gains                                        (1.757)      (1.260)       -           -          -
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Net Asset Value
        End of  year                                              $19.360      $14.750    $10.930     $8.582      $5.615
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Total Return                                              43.28%       46.50%      27.36%     52.84%      7.19%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Ratios and Supplemental Data:
        Expenses to average net assets:
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
          After reimbursement/fee waiver                           0.85%        0.85%      1.27%       1.41%      1.43%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
          Before reimbursement/fee waiver                          0.96%        0.98%      1.34%       1.41%      1.43%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net investment income (loss) to average net assets        (0.32%)      (0.39%)    (0.68%)     (0.94%)    (0.80%)
        (1)
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Portfolio turnover rate                                   34.41%       20.54%      34.58%     18.11%      30.84%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net assets, end of year (in thousands)                   $107,892      $46,378    $32,238     $25,738    $17,267
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------




(1) If the Investment Adviser had not reimbursed expenses the ratio of net investment loss to average net assets would have been (0.44%), (0.52%) and (0.75%) for the years ended December 31, 1998, 1997, and 1996, respectively.

ADDITIONAL INFORMATION AND ASSISTANCE


You may get more information, at no charge, about this portfolio by requesting the following:

Annual and Semi-Annual Report

These reports describe the portfolio's performance and list its holdings. The annual report discusses the market conditions and the portfolio manager's strategies that significantly affected the portfolio's performance during the last fiscal year.


Statement of Additional Information (SAI)

This document gives additional information about the portfolio. The SAI was filed with the Securities and Exchange Commission (SEC) and is incorporated by reference as part of the prospectus. The audited annual report is a part of the SAI.


To Obtain Information from Us

      Call 1-800-258-4260
      Write to Transamerica Service Center, 401 North Tryon Street, Suite 700,
          Charlotte, North Carolina 28202.
      Visit our Internet web site at http://www.transamerica.com


To Obtain Information from the SEC

      Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI
      Call 1-800-SEC-0330
      Visit the SEC's Internet web site at http://www.sec.gov
      Write to Securities and Exchange Commission, Public Reference Section,
          Washington, D.C. 20549-6009 for copies of these documents (requires you to pay a duplicating fee)

SEC file number:  811-9216










VIM-433-0599

3


Transamerica Variable Insurance Fund, Inc.

Prospectus: May 1, 1999





Growth Portfolio






We do not offer the portfolio for sale directly to the public. Insurance companies purchase shares of the portfolio and offer them as investment options in their variable annuity contracts and variable life insurance policies. Read your contract for additional variable insurance contract charges and restrictions on purchases or allocations.

This prospectus should be read in conjunction with the variable insurance contract.















The Securities and Exchange Commission has not approved or disapproved the securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
The Portfolio at a Glance                              2
Fees and Expenses                             3
The Portfolio in Detail                                4
         Growth Portfolio                              4
Investment Adviser & Sub-Adviser                       4
Determination of Net Asset Value                       5
Offering, Purchase and Redemption of Shares   6
Income, Dividends and Capital Gains Distributions      6
Taxes                                                  6
Year 2000 Issue                                        6
Financial Highlights                                   7
Additional Information and Assistance       Back Cover



The Portfolio at a Glance

The following is a summary of the portfolio's goals, strategies, risks, intended investors and performance. We cannot guarantee that the investment goals will be achieved. The portfolio is managed by Transamerica Investment Services, Inc., or TIS. TIS has been managing funds for employee pension plans since 1967 and is currently managing over $40 billion.

The performance shown for the portfolio assumes reinvestment of dividends. The portfolio is only available through the purchase or variable annuity and variable life insurance contracts. The performance of the portfolio does not reflect any expenses or charges applicable to these variable insurance contracts. We compare a portfolio's performance to a broad-based securities market index. Performance figures for this index do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in the index. The performance data for the index does not indicate the past or future performance of the portfolio.

Growth Portfolio
The portfolio seeks to maximize long-term growth.

It invests at least 65% of its assets in a diversified selection of equity securities of domestic growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income portfolio over short periods.

The  portfolio is intended for  long-term  investors  who have the  perspective,
patience,   and  financial  ability  to  take  on  above-average   stock  market
volatility.

The following performance information provides some indication of the risks of investing in the portfolio. We show annual returns, best and worst quarters, and average annual total returns over the life of the portfolio. This portfolio is the successor to Transamerica Occidental's Separate Account Fund C, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Performance prior to November 1, 1996 is Transamerica Occidental's Separate Account Fund C performance. Past performance is no guarantee of future results.

[graphic omitted]

    Best calendar quarter: 29.84% for quarter ending 6/30/97
    Worst calendar quarter: -20.51% for quarter ending 9/30/90

Average Annual Total Returns (as of 12/31/98)
                         1 year      5 years     10 years
---------------------------------------------------------
Growth Portfolio         43.28%      34.37%      26.05%
S&P 500 Index *          28.58%      24.06%      19.21%

* The Standard and Poor's 500 Index (S&P 500) consists of 500 widely held, publicly traded common stocks.


Fees and Expenses

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of this portfolio. There is no sales charge (load) or other transaction fees for the purchase of shares of the portfolio by insurance companies which offer the portfolio as an investment option in their variable insurance contracts. But, you may pay sales charges (loads) in connection with your ownership of the variable insurance contract through which this portfolio is available. Investors do pay fees and expenses incurred by the portfolio.

Annual Fund Operating Expenses (as a percent of average net assets)

                                                   Total
                 Management  Other       Operating
------------------------------------------------------------------------------
Portfolio                    Fee         Expenses  Expenses
Growth           0.75%                   0.21%       0.96%


The portfolio's total operating expenses above include the maximum management fees, and other expenses that the portfolio incurred in 1998. However, in 1998 certain fee waivers or expenses reimbursements by the Investment Adviser were in place so that the management fee, other expenses and total portfolio expenses experienced by the portfolio were 0.64%, 0.21% and 0.85%, respectively. The Investment Adviser has agreed to waive part of its management fee or reimburse other operating expenses to ensure that annual total operating expenses for the portfolio (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed this cap of 0.85%. The fee waivers and expense assumptions may be terminated at any time without notice but are expected to continue through 1999.

Example
The table below is to help you compare the cost of investing in this portfolio with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as shown above. The examples do not reflect reinvestment of dividends and distributions. Costs are the same whether you redeem at the end of any period or not. Your actual costs may be higher or lower. These costs do not reflect any charges or expenses applicable to the variable insurance contract through which this portfolio is available.

                           Investment Period
Portfolio                    1 Year   3 Years  5 Years        10 Years
--------------------------------------------------------
Growth              $98      $306     $531     $1,178












The Portfolio in Detail

The following expands on the strategies, policies and risks described in The Portfolio at a Glance. For more information about the performance of the portfolio, see the Statement of Additional Information (SAI). You can get a free copy of the SAI by asking us. The SAI includes the Annual Report.


Growth Portfolio
Goal
Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. The company passes through a research process and stands on its own merits as a viable investment in the Sub-Adviser's opinion.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. The companies we invest in have many or all of these features:
      Outstanding management
      Superior track record
      Well-defined plans for the future
      Unique low cost products
      Dominance in market share or products in specialized markets Strong earnings and cash flows to foster future growth
      Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions

We also select companies for their growth potential in relation to major U.S. trends. These trends include: The aging of baby boomers The rapid growth in communication and information technologies The shift toward financial assets versus real estate or other tangible assets The continuing increase in U.S. productivity

Policies
We invest at least 65% of the portfolio's assets in a diversified portfolio of domestic equity securities. We do not limit its investments to any particular type or size of company.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.


Risks
Since the portfolio invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Portfolio Is Intended For:
Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.


Investment Adviser & Sub-Adviser

Investment Adviser

The Investment Adviser of the portfolio is Transamerica Occidental Life Insurance Company, 1150 South Olive Street, Los Angeles, California 90015. The Investment Adviser is a stock life insurance company incorporated in the state of California on June 30, 1906. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. The Investment Adviser was the investment adviser of Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"), the predecessor to the Growth Portfolio.

The Investment Adviser's duties include, but are not limited to:
      Overall responsibility for administering all operations of the portfolio; Monitoring and evaluating the management of the assets of the portfolio by the Sub-Adviser on an ongoing basis; and Procuring services for the portfolio, including liaison and supervision of the various service providers.

Advisory Fee

For its services to the portfolio, the Investment Adviser receives an annual advisory fee from the portfolio. This fee is based on the average daily net assets of the portfolio. The fee is deducted daily from the assets of the portfolio. The fee may be higher than the average advisory fee paid to the investment advisers of other similar portfolios. The amount of the advisory fee, payable under the investment advisory agreement, is 0.75%. The Investment Adviser may waive some or all of the fee from time to time at its discretion. In 1998 the Investment Adviser waived a portion of the advisory fee and was paid 0.64% of the portfolio's average net assets.




The portfolio pays all the costs of its operations that are not assumed by the Investment Adviser, including:

      Custodian;
      Legal;
      Auditing;
      Administration
      Registration fees and expenses; and
      Fees and expenses of directors unaffiliated with the Investment Adviser.


Sub-Adviser

The Investment Adviser has contracted with Transamerica Investment Services, Inc. to be the Sub-Adviser. The Sub-Adviser has been in existence since 1967 and has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated companies since 1981. The Sub-Adviser currently manages over $40 billion. The Sub-Adviser is located at 1150 South Olive Street, Los Angeles, California 90015-2211. The Sub-Adviser a wholly-owned subsidiary of Transamerica Corporation. The Investment Adviser has agreed to pay the Sub-Adviser a portion of the advisory fee. The Sub-Adviser will provide recommendations on the management of portfolio assets, provide investment research reports and information, supervise and manage the investments of the portfolio, and direct the purchase and sale of portfolio investments.

The Sub-Adviser is also responsible for the selection of brokers and dealers to execute transactions for the portfolio. Some of these brokers or dealers may be affiliated persons of the Investment Adviser and Sub-Adviser. Although it is the policy of the Sub-Adviser to seek the best price and execution for each transaction, they may give consideration to brokers and dealers who provide them with statistical information research and other services in addition to transaction services.

AEGON Agreement
On February 18, 1999, Transamerica Corporation announced that it had signed a merger agreement with AEGON N.V., one of the world's leading international insurance groups, providing for AEGON's acquisition of all of Transamerica's outstanding common stock for a combination of cash and AEGON stock worth $9.7 billion. The closing of the transaction is expected to occur during the summer of 1999.

Transamerica  Corporation  indirectly owns the Investment Adviser,  Transamerica
Occidental  Life  Insurance   Company,   and  directly  owns  the   Sub-Adviser,
Transamerica Investment Services, Inc.



Portfolio Manager

Management decisions for the portfolio is made by a team of expert managers and analysts headed by a team leader (designated as primary manager) and his backup (designated as co-manager). The team leader has primary responsibility for the day-to-day decisions related to the portfolio. The transactions and performance of the portfolio is reviewed by the Sub-Adviser's senior officers.

The following listing provides a brief biography of the primary manager and co-manager for the portfolio:

Primary Manager since 1998: Jeffrey S. Van Harte, C.F.A., Vice President and Senior Portfolio Manager, Transamerica Investment Services. Manager of the Transamerica Equity Fund and the Transamerica Premier Equity Fund since 1998. Was manager of the Transamerica Balanced Fund from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton. Joined Transamerica in 1980.

Co-Manager since 1998: Philip Treick, Vice President and Portfolio Manager, Transamerica Investment Services. Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Premier Small Company Fund. B.S., University of South Florida. Joined Transamerica in 1988.


Determination of Net Asset Value

We normally determine the net asset value per share of the portfolio once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time. We do this each day when the New York Stock Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays.

We calculate the net asset value by subtracting the portfolio's liabilities from its total assets and dividing the result by the total number of shares outstanding.

We generally determine the value of the portfolio securities and assets on the basis of their market values. However, any short-term debt securities of the portfolio having remaining maturities of sixty days or less are valued by the amortized cost method, which approximates market value. Amortized cost involves valuing an investment at its cost and assuming a constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates. We value investments for which market quotations are not readily available at their fair value as determined in good faith by, or under authority delegated by, the portfolio's Board of Directors.

Offering, Purchase and Redemption of Shares

We sell shares of the portfolio in a continuous offering to various insurance companies. These insurance companies offer them as investment options in variable annuity and variable life insurance contracts. The insurance companies purchase and redeem shares of the portfolio at net asset value without sales or redemption charges being imposed by the portfolio.

On each business day insurance companies purchase or redeem shares of the portfolio based on the requests from their contract owners that have been processed on that day. Insurance companies purchase and redeem shares at their net asset value calculated at the end of that day, although such purchases and redemptions may be executed the next business day.

If insurance companies purchase shares of a portfolio for variable life insurance or qualified pension and retirement plans, a potential for certain conflicts may exist between the interests of variable annuity contract owners, variable life insurance contract owners and plan participants. We do not foresee any disadvantage to owners of the annuity contracts arising from the fact that shares of a portfolio might be held by such entities. However, in such an event, the portfolio's Board of Directors will monitor the portfolio in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.


Income, Dividends and Capital Gains Distributions

      The portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders. Dividends are made on a per share basis to shareholders of record as of the distribution date, regardless of how long the shares have been held.
      Dividends, if any, are generally paid annually. Capital gains, if any, are generally distributed annually.
      If you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.


Taxes

The portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the portfolio. In addition, the portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply. For more information see Federal Tax Matters in the SAI.

The shareholders of the portfolio are insurance companies offering variable insurance contracts. For information concerning federal income tax consequences for owners of variable insurance contracts, see the prospectus for these products.


Year 2000 Issue

Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because dates are encoded using the standard six-place format that allows entry of only the last two digits of the year. This is commonly known as the "Year 2000 Problem." This issue could adversely impact the portfolio if the computer systems used by the portfolio's Investment Adviser, Sub-Adviser, Custodian and Transfer Agent (including service providers' systems) do not accurately process date information after January 1, 2000. The Investment Adviser and Sub-Adviser are addressing this issue by testing the computer systems they use to ensure that those systems will operate properly after January 1, 2000. The Investment Adviser and Sub-Adviser are also seeking assurances from the Custodian, Transfer Agent and other service providers they use that their computer systems will be adapted to address the Year 2000 Problem in time to prevent adverse consequences after January 1, 2000.

However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of services in connection with the year 2000. We continue to believe that we will achieve Year 2000 readiness; however, the size and complexity of our systems and the need for them to interface with other systems internally and with those of our customers, vendors, partners, government agencies and other outside parties, creates the possibility that some systems may experience Year 2000 problems. Although we believe we will be properly prepared for the date change, we are also developing contingency plans to minimize any potential disruptions to operations, especially from externally interfaced systems over which we have limited or no control. This issue could also adversely impact the value of the securities that the portfolio invest in if the issuing companies' systems do not operate properly after January 1, 2000.


The above is subject to the Year 2000 Readiness Disclosure Act. This act may limit your legal rights in the event of a dispute.

Financial Highlights

The following information is intended to help you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate the investor would have earned (or lost) in that year, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with the portfolio's financial statements, are included in the statement of additional information and annual report. See the back cover to find out how to get the statement of additional information.

The Growth Portfolio was formerly Transamerica Occidental's Separate Account Fund C. The former fund was reorganized on November 1, 1996, when all its assets and liabilities were transferred to the newly created Growth Portfolio. The financial information is presented as if the reorganization had always been in effect. The activity prior to November 1, 1996, represents accumulated unit values of Separate Account Fund C which have been converted to share values for presentation purposes.




                                                                                Year ended December 31,
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
                                                                   1998         1997        1996       1995        1994
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net Asset Value
        Beginning of year                                         $14.750      $10.930     $8.582     $5.615      $5.239
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Operations:
        Net investment income (loss)                              (0.013)      (0.050)    (0.065)     (0.069)    (0.042)
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net realized and unrealized gain                           6.380        5.130      2.413       3.036      0.418
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Total from investment operations                           6.367        5.080      2.348       2.967      0.376
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Dividends/Distributions to Shareholders:
        Net realized gains                                        (1.757)      (1.260)       -           -          -
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Net Asset Value
        End of  year                                              $19.360      $14.750    $10.930     $8.582      $5.615
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Total Return                                              43.28%       46.50%      27.36%     52.84%      7.19%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------

        Ratios and Supplemental Data:
        Expenses to average net assets:
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
          After reimbursement/fee waiver                           0.85%        0.85%      1.27%       1.41%      1.43%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
          Before reimbursement/fee waiver                          0.96%        0.98%      1.34%       1.41%      1.43%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net investment income (loss) to average net assets        (0.32%)      (0.39%)    (0.68%)     (0.94%)    (0.80%)
        (1)
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Portfolio turnover rate                                   34.41%       20.54%      34.58%     18.11%      30.84%
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------
        Net assets, end of year (in thousands)                   $107,892      $46,378    $32,238     $25,738    $17,267
        ------------------------------------------------------ -------------- ---------- ----------- ---------- -----------




(1) If the Investment Adviser had not reimbursed expenses the ratio of net investment loss to average net assets would have been (0.44%), (0.52%) and (0.75%) for the years ended December 31, 1998, 1997, and 1996, respectively.

ADDITIONAL INFORMATION AND ASSISTANCE


You may get more information, at no charge, about this portfolio by requesting the following:

Annual and Semi-Annual Report

These reports describe the portfolio's performance and list its holdings. The annual report discusses the market conditions and the portfolio manager's strategies that significantly affected the portfolio's performance during the last fiscal year.


Statement of Additional Information (SAI)

This document gives additional information about the portfolio. The SAI was filed with the Securities and Exchange Commission (SEC) and is incorporated by reference as part of the prospectus. The audited annual report is a part of the SAI.


To Obtain Information from Us

      Call 1-800-258-4260
      Write to Transamerica Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202.
      Visit our Internet web site at http://www.transamerica.com


To Obtain Information from the SEC

      Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI
      Call 1-800-SEC-0330
      Visit the SEC's Internet web site at http://www.sec.gov
      Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 for copies of these documents (requires you to pay a duplicating fee)

SEC file number:  811-9216










VIM-433-0599

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 1999


                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.


Equity Portfolios
Aggressive Growth Portfolio
Growth Portfolio
Index Portfolio
Small Company Portfolio
Value Portfolio

Equity & Fixed Income Portfolios
Balanced Portfolio

Fixed Income Portfolios
Bond Portfolio
High Yield Bond Portfolio
Money Market Portfolio


This Statement of Additional Information (SAI) is not a prospectus. Much of the information contained in this SAI expands upon information discussed in the Prospectus for the Portfolios of Transamerica Variable Insurance Portfolio, Inc.
(Fund). The 1998 annual and semi-annual reports are incorporated by reference in this SAI. Please read this SAI in conjunction with the current Prospectus for the Fund dated May 1, 1999. To obtain a free copy of the Prospectus write to the Fund at the Transamerica Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or call 800- 258-4260.


TABLE OF CONTENTS
                                                                          Page

INTRODUCTION....................................................... 2
INVESTMENT GOALS AND POLICIES...................................... 2
INVESTMENT RESTRICTIONS.............................................15
INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS.....................20
PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE............23
DETERMINATION OF NET ASSET VALUE....................................24
25          INFORMATION
FEDERAL TAX MATTERS.................................................29
SHARES OF STOCK.....................................................31
DIRECTORS AND OFFICERS..............................................31
LEGAL PROCEEDINGS...................................................33
OTHER INFORMATION...................................................33
FINANCIAL STATEMENTS.................................................33
APPENDIX A...........................................................34
APPENDIX B...................................................................36

INTRODUCTION

Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end management investment company established as a Maryland corporation on June 23, 1995. The Fund currently consists of nine investment portfolios: Aggressive Growth; Growth; Index; Small Company; Value; Balanced; Bond; High Yield Bond; and Money Market.

The Fund 's Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"), a registered management investment company. The assets of Separate Account Fund C, as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund on November 1, 1996, in exchange for shares in the Growth Portfolio which are held by Separate Account C.

The Money Market Portfolio commenced operations on January 2,1998. The other seven Portfolios have not yet commenced operations.

By investing in a Portfolio, an investor becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and realized and unrealized capital gains on the investments of that Portfolio. Likewise, an investor shares pro-rata in any losses (realized and unrealized) of that Portfolio.


As of December 31, 1998, 59.47% of the outstanding shares of the Growth Portfolio were owned by Transamerica Occidental Life Insurance Company on behalf of Separate Account C, and 18.87% of the outstanding shares of the Growth Portfolio were owned by Transamerica Life Insurance and Annuity Company on behalf of Separate Account VA-6. As of December 31, 1998, 30.85% of the outstanding shares of the Money Market Portfolio were owned by Transamerica Life Insurance and Annuity Company and 62.65% were owned by Transamerica Life Insurance and Annuity Company on behalf of Separate Account VA-6.


Pursuant to an investment advisory agreement and subject to the authority of the Fund's board of directors (the "Board of Directors"), Transamerica Occidental Life Insurance Company ("Transamerica") serves as the Fund's Investment Adviser and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. to act as the Fund's Sub-Adviser to provide the day-to-day portfolio management for the Portfolios.

The Fund currently offers shares of the Portfolios as the underlying funding vehicles for the variable annuity and variable life insurance contracts (the "Contracts"). The Contracts are registered with the Securities and Exchange Commission ("SEC"), and have separate prospectuses, and Statements of Additional Information.

The Fund may, in the future, offer its stock to other separate accounts of other insurance companies supporting other variable annuity contracts or variable life insurance polices and to qualified pension and retirement plans. The Fund does not offer its stock directly to the general public.

Terms appearing in this Statement of Additional Information that are defined in the Prospectus have the same meaning as in the Prospectus.


INVESTMENT GOALS AND POLICIES

The investment goals stated in the Prospectus for each Portfolio are fundamental. This means they can be changed only with the approval of a majority of shareholders of such Portfolio. The strategies and policies described in the Prospectus are not fundamental. Strategies and policies can be changed by the Board of Directors without shareholder approval. If any investment goal of a Portfolio changes, you should decide if the Portfolio still meets your financial needs.

The achievement of each Portfolio's investment goal will depend on market conditions generally and on the analytical and portfolio management skills of the Sub-Adviser. There can be no assurance that the investment goal of any of the Portfolios will be achieved.

Buying and Selling Securities
In general, the Portfolios purchase and hold securities for capital growth, current income, or a combination of the two, depending on the Portfolio's investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because portfolio changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may occur.

The Portfolios may sell one security and simultaneously purchase another of comparable quality. The Portfolios may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. In addition, the Portfolios may purchase individual securities in anticipation of relatively short-term price gains.

Portfolio turnover has not been and will not be a consideration in the investment process. The Sub-Adviser buys and sells securities for each Portfolio whenever it believes it is appropriate to do so. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Increased turnover may also result in additional short-term gains.

High Yield (`Junk') Bonds
The High Yield Bond Portfolio purchases high yield bonds (commonly called `junk' bonds). These are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk than investment-grade bonds. The other Portfolios, except the Index and Money Market Portfolios, may purchase these securities to a limited extent. The Sub-Adviser needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

The Portfolios may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the owning Portfolio's net asset value.

Periods of economic or political uncertainty and change can create volatility in the price of junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rated securities because of negative publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds, there is no established retail secondary market. As a result, it may be difficult for the Sub-Adviser to accurately value the bonds because they cannot rely on available objective data.

The Portfolios will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Sub-Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objectives.

At times, a substantial portion of a Portfolio's assets may be invested in securities of which the Portfolio, by itself or together with other Portfolios and accounts managed by the Sub-Adviser, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell these securities when the Sub-Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

In order to enforce its rights in the event of a default of these securities, a Portfolio may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value.

Certain securities held by a Portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The Portfolios may invest in zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and may pay interest either only at maturity, or subsequent to the issue date prior to maturity, rather than at regular intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Portfolio nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a Portfolio may invest share some of the risk factors discussed above with respect to lower-rated securities.

Restricted and Illiquid Securities
The Portfolios may purchase certain restricted securities of U.S. issuers (securities that are not registered under the Securities Act of 1933, as amended (1933 Act) but can be offered and sold to qualified institutional buyers pursuant to Rule 144A under that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

Up to 15% of a Portfolio's net assets may be invested in securities that are illiquid, except that the Money Market Portfolio may only invest 10% of its net assets in such securities. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions.

Illiquid investments include restricted securities, repurchase agreements that mature in more than seven days, fixed time deposits that mature in more than seven days and participation interests in loans. These investments may be difficult to sell quickly for their fair market value.

Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days. The Sub-Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) that the Board or the Sub-Adviser have determined to be liquid will be treated as such.

The SEC staff has taken the position that fixed time deposits maturing in more than seven days, that cannot be traded on a secondary market, and participation interests in loans are illiquid and not readily marketable. A considerable amount of time may elapse between a Portfolio's decision to dispose of restricted or illiquid securities and the time which such Portfolio is able to dispose of them, during which time the value of such securities (and therefore the value of the Portfolio's shares) could decline.

Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid if a dealer or institutional trading market exists. The institutional trading market is relatively new. However, liquidity of a Portfolio's investments could be impaired if trading for these securities does not further develop or declines. The Sub-Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.

Derivatives
Each Portfolio, except for Money Market Portfolio, may use options, futures, forward contracts, and swap transactions (derivatives). The Portfolios may purchase, or write, call or put options on securities or on indexes (options) and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes (futures contracts), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.

By investing in derivatives, the Sub-Adviser may seek to protect a Portfolio against potentially unfavorable movements in interest rates or securities prices, or attempt to adjust a Portfolio's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Portfolio's overall investment risk. Although it will not generally be a significant part of a Portfolio's strategies, the Sub-Adviser may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. None of the Portfolios will use derivatives for leverage.

Risks in the use of derivatives include: (1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Portfolio has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

The Bond Portfolio and Balanced Portfolio may invest in derivatives with respect to no more than 20% of each Portfolio's assets; Index Portfolio may invest with respect to no more than 35% of its assets. The Board will closely monitor the Sub-Adviser's use of derivatives in each of the Portfolios to assure they are used in accordance with the investment objectives of each Portfolio.

Options on Securities and Securities Indexes
The Portfolios may write (i.e., sell) covered call and put options on any securities in which they may invest. A call option written by a Portfolio obligates the Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A Portfolio would normally write a call option in anticipation of a decrease in the market value of securities of the type in which it may invest. All call options written by a Portfolio are covered, which means that the Portfolio will own the securities subject to the option so long as the option is outstanding. A Portfolio's purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Portfolio might forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Portfolio would obligate the Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio would be covered, which means that such Portfolio would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

In addition, a Portfolio may cover a written call option or put option by maintaining liquid securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Portfolio's net exposure on its written option position.

A Portfolio may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A Portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Portfolio. A Portfolio may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A Portfolio may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as closing purchase transactions.

A Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Portfolio, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Portfolio would realize a loss on the purchase of the call option.

A Portfolio would normally purchase put options in anticipation of a decline in the market value of its securities (protective puts) or in securities in which it may invest. The purchase of a put option would entitle a Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Portfolio's securities. Put options may also be purchased by a Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Portfolio would realize a loss on the purchase of the put option.

A Portfolio would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

Risks Associated with Options Transactions
There is no assurance that a liquid secondary market will exist for any particular exchange-traded option at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Portfolios may purchase and sell both options that are traded on U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Portfolio in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Portfolio may write or purchase may be affected by options written or purchased by other investment advisory clients of the Sub-Adviser of the Portfolios. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts
The Portfolios may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Portfolio may purchase and sell futures contracts based on various securities (such as U.S. government securities), securities indexes, and other financial instruments and indexes. A Portfolio will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission (CFTC). All futures contracts entered into by a Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

Futures Contracts A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Portfolio can seek to offset a decline in the value of its current securities through the sale of futures contracts. When rates are falling or prices are rising, a Portfolio, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Index Portfolio will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Portfolio's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Portfolio to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Portfolio owns or proposes to acquire. A Portfolio may, for example, take a short position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Portfolio's securities. Such futures contracts may include contracts for the future delivery of securities held by the Portfolio or securities with characteristics similar to those of the Portfolio's securities.

If, in the opinion of the Sub-Adviser, there is a sufficient degree of correlation between price trends for a Portfolio's securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Portfolio's securities may be more or less volatile than prices of such futures contracts, the Sub-Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Portfolio enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Portfolio's securities. When hedging of this character is successful, any depreciation in the value of the Portfolio's securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Portfolio's securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Portfolio may take a long position by purchasing such futures contracts. This would be done, for example, when a Portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts The acquisition of put and call options on futures contracts will give a Portfolio the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Portfolio obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Portfolio's assets. By writing a call option, a Portfolio becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Portfolio intends to purchase. However, a Portfolio becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Portfolio in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Portfolio will increase transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Portfolio's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations Where permitted, a Portfolio will engage in futures transactions and in related options transactions only for bona fide hedging or to increase total return to the extent permitted by CFTC regulations. A Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Except as stated below, each Portfolio's futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Portfolio expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), that Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Portfolio to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Portfolio to elect to comply with a different test under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures, for the purpose of increasing total return, will not exceed 5% of the Portfolio's net asset value, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Portfolio will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (Code), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Portfolio to purchase securities or currencies, require the Portfolio to segregate with its custodian liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Portfolio than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which the Portfolio intends to protect, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss.

Perfect correlation between a Portfolio's futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Portfolios for hedging purposes are various futures on U.S. government securities and securities indexes.

Swap Transactions
The Portfolios may, to the extent permitted by the SEC, enter into privately negotiated swap transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve swapping a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

By entering into swap transactions, a Portfolio may be able to protect the value of a portion of its securities against declines in market value. A Portfolio may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time.

A Portfolio may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Portfolio. However, there can be no assurance that the return a Portfolio receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While a Portfolio will only enter into swap transactions with counterparties it considers creditworthy, a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. Each Portfolio will monitor the creditworthiness of parties with which it has swap transactions. If the other party to the swap transaction defaults on its obligations, a Portfolio would be limited to contractual remedies under the swap agreement. There can be no assurance that a Portfolio will succeed when pursuing its contractual remedies. To minimize a Portfolio's exposure in the event of default, the Portfolios will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Portfolio enters into swap transactions on a net basis, the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Portfolio's custodian. To the extent a Portfolio enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Portfolio's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated Accounts."

Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments. See "Restricted and Illiquid Securities."

To the extent that there is an imperfect correlation between the return a Portfolio is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. Therefore, a Portfolio will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the Portfolios to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in a Portfolio, or to facilitate the implementation of strategies of purchasing and selling assets for a Portfolio.

Interest Rate Swaps The Portfolios may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Sub-Adviser believes that swaps do not constitute senior securities as defined in the Investment Company Act of 1940, as amended (1940 Act) and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. A Portfolio will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the swap is considered to be investment grade by the Sub-Adviser. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Foreign Securities
The Portfolios may invest in foreign securities. The Index Portfolio invests only in American Depositary Receipts (ADRs) that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index. Foreign securities, other than ADRs, will be held in custody by State Street London Limited, who will handle transactions with the transnational depositories Euroclear and Cedel. Foreign securities may trade, and a Portfolio's net asset value may be affected, on days when an investor has no access to the Portfolio.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign securities transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.

Changes in foreign currency exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Short Sales
The Portfolios may sell securities which they do not own or own but do not intend to deliver to the buyer (sell short) if, at the time of the short sale, the Portfolio making the short sale owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the Portfolios to hedge against price fluctuations by locking in a sale price for securities they do not wish to sell immediately.

A Portfolio may make a short sale when it decides to sell a security it owns at a currently attractive price. This allows the Portfolio to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Code. The Portfolios will only make short sales if the total amount of all short sales does not exceed 10% of the total assets of the Portfolio. This limitation can be changed at any time.

Purchase of When-Issued Securities
The Portfolios may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Portfolios may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. A Portfolio will not purchase securities on a when-issued basis if, as a result, more than 15% of the Portfolio's net assets would be so invested. In addition, the Portfolios may invest in asset-backed securities on a delayed delivery basis. This reduces the Portfolios' risk of early repayment of principal, but exposes the Portfolios to some additional risk that the transaction will not be consummated.

When a Portfolio enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to the Portfolio at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate the Portfolio to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Portfolio is obligated to purchase such security it will be required to segregate assets. See "Segregated Accounts."

Segregated Accounts
In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Portfolio incurs an obligation to make payments in the future, such Portfolio may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid securities.

Lending of Securities
Subject to investment restriction number 2 titled "Lending" (relating to loans of securities), as a means to earn additional income a Portfolio may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser and the Sub-Adviser, are registered with the Commission and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Portfolio will receive as collateral cash, securities issued or guaranteed by the United States government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. A Portfolio lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Portfolio by the borrower of the securities. Such loans will be terminable by the Portfolio at any time and will not be made to affiliates of the Investment Adviser or the Sub-Adviser. A Portfolio may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Portfolio must have the right to call the loan and obtain the securities loaned at any time on three days notice. This includes the right to call the loan to enable the Portfolio to execute shareholder voting rights. Such loans cannot exceed one-third of the Portfolio's net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Portfolio (without offset for realized capital gains). A Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy.

A Portfolio lending securities will incur credit risks as with any extension of credit. The Portfolio risks delay in recovering the loaned securities should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially. Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Portfolio's securities.

The lending policy described in this paragraph is a fundamental policy that can only be changed by a vote of a majority of shareholders.

Indebtedness
From time to time, the Portfolios may purchase the direct indebtedness of various companies (Indebtedness) or participation in such Indebtedness. The Value Portfolio is more likely to invest in such securities than the other Portfolios. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company (Bank Claims). The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Bank Claims, a Portfolio steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing. Such Bank Claims purchased by a Portfolio may be in the form of loans, notes or bonds.

The Portfolios normally invest in the Indebtedness which has the highest priority of repayment by the company. However, on occasion, lower priority Indebtedness also may be acquired.

Indebtedness of companies may also include Trade Claims. Trade Claims generally represent money due to a supplier of goods or services to the companies issuing indebtedness. Company Indebtedness, including Bank Claims and Trade Claims, may be illiquid (as defined below).

Borrowing Policies of the Portfolios
The Portfolios may borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. Each Portfolio may borrow up to one-third of the Portfolio's total assets. To secure borrowings, each Portfolio may mortgage or pledge securities in an amount up to one-third of the Portfolio's net assets. If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Portfolio will not make any additional investments, other than reverse repurchase agreements, while the level of the borrowing exceeds 5% of the Portfolio's total assets.

Variable Rate, Floating Rate, or Variable Amount Securities
The Portfolios may invest in variable rate, floating rate, or variable amount securities. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, a Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Portfolio considers earning power, cash flow, and other liquidity ratios of the issuer. The Portfolios will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Portfolios may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. A Portfolio will not invest more than 25% of its assets in master demand notes.

Repurchase Agreements
The Portfolios may enter into repurchase agreements. Repurchase agreements have the characteristics of loans by a Portfolio, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of a repurchase agreement the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Portfolio additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Portfolios will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Sub-Adviser and which have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Portfolio may otherwise invest. A Portfolio will not invest in repurchase agreements maturing in more than seven days if that would result in more than 10% of the Portfolio's net assets being so invested when taking into account the remaining days to maturity of its existing repurchase agreements.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Portfolio would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In such event, the Portfolio might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited. If the seller is unable to make a timely repurchase, the expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Portfolios have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

Reverse Repurchase Agreements and Leverage
The Portfolios may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction the Portfolio sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. The Portfolio will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with, or prior to, the expiration of the reverse repurchase agreement. The Portfolio may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of a Portfolio's shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties. A Portfolio's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Portfolio's net assets.

The use of reverse repurchase agreements is included in the Portfolio's borrowing policy and is subject to the limits of Section 18(f)(1) of the 1940 Act. During the time a reverse repurchase agreement is outstanding, each Portfolio that has entered into such an agreement maintains a segregated account with its Custodian containing cash or other liquid securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

Municipal Obligations
The Portfolios, except the Index Portfolio, may invest in municipal obligations. The equity Portfolios may invest in such obligations as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable the Portfolio to demand payment from the issuer or a financial intermediary on short notice.

Small Capitalization Stocks
The Portfolios may purchase securities of small companies. The securities of small companies are usually less actively followed by analysts and may be under-valued by the market, which can provide significant opportunities for capital appreciation; however, the securities of such small companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. The securities of small companies are often traded in the over-the counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small companies are likely to be subject to more abrupt or erratic market movements than securities of larger, more established companies.

Over-The-Counter-Market
The Portfolios may invest in over-the-counter stocks. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. Low trading volumes may make it difficult to find a buyer or seller for the securities of some companies. This will have an effect on the purchase or selling price of a stock.

Mortgage-Backed and Asset-Backed Securities
The Portfolios may invest in mortgage-backed and asset-backed securities. The Bond Portfolio is more likely to invest in such securities than the other Portfolios. Mortgage-backed and asset-backed securities are generally securities evidencing ownership or interest in pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating prepayment risk. For example, prepayments on Government National Mortgage Association certificates (GNMAs) are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, the Portfolios may be required to invest these proceeds at a lower interest rate, causing them to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life of the underlying mortgages to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

Zero Coupon Bonds
The Portfolios may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum, which represents both principal and interest, is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

Investments in Other Investment Companies
Up to 10% of each Portfolio's total assets may be invested in the shares of other investment companies, but only up to 5% of its assets may be invested in any one other investment company. In addition, no Portfolio may purchase more than 3% of the outstanding shares of any one investment company.

Special Situations
The Portfolios may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a merger proposal or buyout, a leveraged recapitalization, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. It is not the policy of any of the Portfolios to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.

State Insurance Regulation
The Portfolios are intended to be a funding vehicle for variable annuity contracts and variable life policies to be offered by insurance companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If such regulations and guidelines are applied to the Portfolios, a Portfolio may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. It is the intention of each Portfolio that it operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Portfolio is offered.


INVESTMENT RESTRICTIONS

Fundamental Policies and Restrictions
Certain investment restrictions and policies have been adopted as fundamental policies for the Portfolios. It is fundamental that each Portfolio operate as a "diversified company" within the meaning of the Investment Company Act of 1940, except the Aggressive Growth Portfolio, which will operate as a "non-diversified company." The investment objective of each Portfolio is also a fundamental policy. See "Portfolios at a Glance" and "Portfolios in Detail" in the Prospectus.

A fundamental policy is one that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding votes attributable to the shares of each Portfolio. For purposes of the 1940 Act, "majority" of share means the lesser of: (a) 67% or more of the votes attributable to shares of such Portfolio present at a meeting, if the holders of more than 50% of such votes are present or represented by proxy; or (b) more than 50% of the votes attributable to shares of such Portfolio.

The fundamental policies and restrictions of the Growth and Money Market Portfolios are: 1. Borrowing. Each Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions, provided such borrowings do not exceed 5% of the value of the Portfolio's total assets.

         2. Lending. Each Portfolio may not lend its assets or money to other persons, except through: (a) the acquisition of all or a portion of an issue of bonds, debentures or other evidence of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (Each Portfolio does not presently intend to invest more than 10% of the value of the Portfolio in privately distributed loans. It is possible that the acquisition of an entire issue may cause the Portfolio to be deemed an "underwriter" for purposes of the Securities Act of 1933); (b) lending securities, provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities. (The Portfolio does not presently intend to engage in the lending of securities); and (c) entering into repurchase agreements.

         3. 5% Portfolio Rule. With respect to 75% of total assets, the Growth Portfolio may not purchase securities of any issuer if, as a result of the purchase, more than 5% of such Portfolio's total assets would be invested in the securities of the issuer. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities ("Government Securities"). All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. The Money Market Portfolio may invest more than 5%, but no more than 25%, of total assets in the securities of one issuer for a period not to exceed three business days.

         4. 10% Issuer Rule. With respect to 75% of total assets, the Growth Portfolio may not purchase more than 10% of the voting securities of any one issuer. This limitation is not applicable to a Portfolio's investment in Government Securities. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. The Money Market Portfolio will not invest in voting securities.

         5. 25% Industry Rule. Each Portfolio may not invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to investments in United States Government Securities. For the Money Market Portfolio, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States Government Securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.

         6. Underwriting. No Portfolio may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         7. Real Estate. The Growth Portfolio reserves the right to invest up to 10% of the value of its assets in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned. The purchase and sale of real estate or interests in real estate is not intended to be a principal activity of the Portfolio. The Portfolio currently does not intend to invest more than 5% of its net assets in real estate.

         8. Commodities. The Portfolios may not purchase or sell commodities or commodities contracts.

         9. Senior Securities. The Portfolios may not issue senior securities.

The fundamental policies and restrictions of the Aggressive Growth; Balanced; Bond; High Yield Bond; Index; Small Company; and Value Portfolios are:

         1. Borrowing. Each Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of a Portfolio's total assets, the Portfolio will not make any additional investments.

         2. Lending. No Portfolio may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the Portfolio's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

         3. 5% Portfolio Rule. Except for the Aggressive Growth Portfolio, no Portfolio may purchase securities (other than government securities) of any issuer if, as a result of the purchase, more than 5% of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Portfolio, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. With respect to the Aggressive Growth Portfolio, no more than 25% of the Portfolio's total assets may be invested in the securities of a single issuer (other than cash items and government securities); and with respect to 50% of the Portfolio's total assets, no more than 5% may be invested in the securities of a single issuer (other than cash items and government securities).

         4. 10% Issuer Rule. No Portfolio may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Portfolio's investments in government securities and (b) up to 25% of the value of the assets of a Portfolio may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitation under the 1940 Act.

         5. 25% Industry Rule. No Portfolio may invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities.

         6. Underwriting. No Portfolio may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         7. Real Estate. No Portfolio may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Portfolio may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

         8. Short Sales. No Portfolio may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Portfolio owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

         9. Margin Purchases. No Portfolio may purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Portfolio.

         10. Commodities. No Portfolio may invest in commodities, except that each Portfolio may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.


         11. Senior Securities. The Portfolios may not issue senior securities.


All other investment policies and restrictions of the Portfolios are considered not to be fundamental and accordingly may be changed by the Board of Directors without shareholder approval.


Non-Fundamental Restrictions

Non-fundamental restrictions represent the current intentions of the Board of Directors, and they differ from fundamental investment restrictions in that they may be changed or amended by the Board of Directors without prior notice to or approval of shareholders.

The Growth and Money Market Portfolios' non-fundamental restrictions are:

         1. Securities of Other Investment Companies. The Portfolios do not currently intend to make investments in the securities of other investment companies. Each Portfolio does reserve the right to purchase such securities, provided the purchase of such securities does not cause: (1) more than 10% of the value of the total assets of the Portfolio to be invested in securities of registered investment companies; or (2) the Portfolio to own more than 3% of the total outstanding voting stock of any one investment company; or (3) the Portfolio to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Portfolio; or (4) the Portfolio, together with other investment companies advised by the Sub-Adviser, to own more than 10% of the outstanding voting stock of a closed-end investment company.

         2. Invest for Control. No Portfolio may invest in companies for the purpose of exercising management or control in that company.

         3. Short Sales. The Growth Portfolio may not make short sales of securities or maintain a short position, unless at all times when the short position is open, the Portfolio owns an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Portfolio's net assets is deposited or pledged as collateral for such sales at any one time. The Money Market Portfolio may not make short sales of securities or maintain a short position.

         4. Restricted and Illiquid Securities. Purchases or acquisitions may be made of securities which are illiquid due to the absence of a readily available market, or due to legal or contractual restrictions on resale, including real estate and certain repurchase agreements or time deposits maturing in more than seven days, as long as any such purchase or acquisition will not immediately result in the value of all such securities exceeding 15% of the value of the Growth Portfolio's total assets (10% for the Money Market Portfolio).

         5. Margin Purchases. Each Portfolio may not purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with options on securities will not be deemed to be a purchase of securities on margin by a Portfolio.

         6. Put and Call Options. No Portfolio may write put and call options.

The non-fundamental restrictions for the Aggressive Growth; Balanced; Bond; High Yield Bond; Index; Small Company; and Value Portfolios are:

         1.   Securities of Other Investment Companies
         No Portfolio may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase:
         (a) more than 10% of the value of the Portfolio's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Portfolio's total assets would be invested in the securities of any one investment company; or (c) the Portfolio would own more than 3% of the total outstanding voting securities of any investment company.

         2.   Invest for Control
         No Portfolio may invest in companies for the purposes of exercising control or management.


         3.   Restricted and Illiquid Securities

         No Portfolio will invest more than 15% of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Manager determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible to be deemed liquid under Rule 144A. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Portfolio within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. In no event will any Portfolio's investment in illiquid securities, in the aggregate, exceed 15% of its assets. If through a change in values, net assets, or other circumstances, any Portfolio were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

         The Board has adopted guidelines and delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Portfolio.

         The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions.

Interpretive Rules
The above restrictions apply at the time of purchase and will not be considered as having been exceeded due solely to market value fluctuations.


INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS

Transamerica Occidental Life Insurance Company is the Investment Adviser of the Fund and its Portfolios. It will oversee the management of the assets of the Portfolios by the Sub-Adviser. In turn, the Sub-Adviser is responsible for the day-to-day management of the Portfolios.

Investment Adviser

The Investment Adviser has entered into an Investment Advisory Agreement with the Fund under which the Investment Adviser assumes overall responsibility, subject to the supervision of the Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolios by the Sub-Adviser on an ongoing basis. The Investment Adviser provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. The Investment Adviser also acts as liaison among, and supervisor of, the various service providers to the Fund. The Investment Adviser is also responsible for overseeing the Fund's compliance with the requirements of applicable law and in conformity with the Portfolios' investment objective(s), policies and restrictions, including The Investment Adviser pays the salaries and fees, if any, of some of the officers of the Fund and of personnel of the Investment Adviser performing services relating to research, statistical and investment activities and the fees of the Sub-Adviser.

For its services to the Fund, the Investment Adviser receives the following annual advisory fees which are percentages of the average daily net assets of the Portfolios. The fees are deducted daily from the assets of each Portfolio and paid to the Investment Adviser periodically.


--------------------------------------------------- -------------------- ------------------ -----------------

TVIF Portfolio                                      First $1 Billion     Next $1 Billion    Over $2 Billion

--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------

Aggressive Growth Portfolio                                0.85%               0.82%             0.80%

--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------

Growth Portfolio                                           0.75%               0.75%             0.75%

--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------

Index Portfolio                                            0.30%               0.30%             0.30%

--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------

Small Company Portfolio                                    0.85%               0.82%             0.80%

--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------

Value Portfolio                                            0.75%               0.72%             0.70%

--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------

Balanced Portfolio                                         0.75%               0.72%             0.70%

--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------

Bond Portfolio                                             0.60%               0.57%             0.55%

--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------

High Yield Bond Portfolio                                  0.55%               0.52%             0.50%

--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------

Money Market Portfolio                                     0.35%               0.35%             0.35%

--------------------------------------------------- -------------------- ------------------ -----------------



The Growth Portfolio of the Fund began operations on November 1, 1996, as the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company. Transamerica Occidental Life Insurance Company was the investment adviser to the Separate Account Fund C. The advisory fee paid by Separate Account Fund C prior to the November 1, 1996, reorganization was 0.30% of its average daily net assets. The dollar amount paid by Separate Account Fund C to the Investment Adviser in 1995 was $67,198. The total dollar amount paid to the Investment Adviser in 1996, including amounts paid by Separate Account Fund C through October 31 and amounts paid by the Growth Portfolio after October 31, 1996, was $66,831. The advisory fee payable to the Investment Adviser by the Growth Portfolio after the November 1, 1996, reorganization is 0.75% of the Portfolio's average daily net assets. Amounts paid to the Investment Adviser during November and December 1996 reflect waiver of advisory fees by the Investment Adviser; 0.62% of the Growth Portfolio's average daily net assets were paid to the Investment Adviser as advisory fees in November and December of 1996. The total dollar amount paid to the Investment Adviser by the Portfolio in 1997 was $313,749. Amounts paid to the Investment Adviser in 1997 reflected waiver of advisory fees by the Investment Adviser; 0.62% of the Growth
Portfolio's average daily net assets were paid to the Investment Adviser as advisory fees in 1997. The total dollar amount paid to the Investment Adviser by the Portfolio in 1998 was $519,142. Amounts paid to the Investment Adviser in 1998 reflected waiver of advisory fees by the Investment Adviser; 0.64% of the Growth Portfolio's average daily net assets were paid to the Investment Adviser as advisory fees in 1998.

The total dollar amount paid to the Investment Adviser by the Portfolio in 1998 was $11,662. Amounts paid to the Investment Adviser in 1998 reflected waiver of advisory fees by the Investment Adviser; 0% of the Money Market Portfolio's average daily net assets were paid to the Investment Adviser as advisory fees in 1998.


As of the date of this Statement of Additional Information, the Aggressive Growth, Balanced, Bond, High Yield Bond, Index, Small Company, and Value Portfolios had not yet commenced operations.

Each Portfolio pays all the costs of its operations that are not assumed by the Investment Adviser, including custodian fees, legal and auditing fees, fund administration, registration fees and expenses, and fees and expenses of directors unaffiliated with the Investment Adviser. Portfolio expenses that are not Portfolio-specific will be allocated among the Portfolios based on the net assets of each Portfolio.

The Investment Advisory Agreement does not place limits on the operating expenses of the Portfolios. However, the Investment Adviser has voluntarily undertaken to pay any such expenses (but not including brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for each Portfolio separately, exceed .10% of the Growth Portfolio's and 0.25% of the Money Market Portfolio's estimated average daily net assets on an annualized basis.

The Investment Advisory Agreement provides that the Investment Adviser may render similar services to others so long as the services that it provides to the Portfolio are not impaired thereby. The Investment Advisory Agreement also provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Portfolio, except for: (i) willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the investment advisory agreement; and (ii) to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation.


The Investment Advisory Agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the investment advisory agreement or "interested persons" (as such term is defined in the 1940
Act) of any party thereto (the "non-interested Directors"). The investment advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to each Portfolio at least annually by:
(a) the Board of Directors or the vote of a majority of the votes attributable to shares of such Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The investment advisory agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the applicable Portfolio (a) without penalty and (b) on 60 days' written notice to the Investment Adviser.


Sub-Adviser

The Investment Adviser has contracted with Transamerica Investment Services, Inc., a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Fund as the Sub-Adviser. Transamerica Investment Services, Inc. has been in existence since 1967 and has provided investment services to investment companies since 1968 and the Transamerica Life Companies since 1981. The Sub-Adviser provides recommendations on the management of each Portfolio's assets, provides investment research reports and information, supervises and manages the investments of each Portfolio, and directs the purchase and sale of portfolio investments. Investment decisions regarding the composition of each Portfolio and the nature and timing of changes in each Portfolio are subject to the control of the Board of Directors of the Fund. The Sub-Adviser also pays the salaries and fees, if any, of some of the officers of the Fund, all of the directors of the fund who are "interested person" (as defined in the 1940 Act), and personnel of Sub-Adviser performing services relating to research statistical and investment activities.

The Investment Adviser has agreed to pay the Sub-Adviser a fee at the annual rate of a percentage of each Portfolio's average daily net assets. These fees are shown below.

------------------------------------------ -------------------- ------------------- ------------------

                                           First                Next                Over
TVIF Portfolio                             $50 Million          $150 Million        $200 Million

------------------------------------------ -------------------- ------------------- ------------------
------------------------------------------ -------------------- ------------------- ------------------

Aggressive Growth Portfolio                       0.35%               0.30%               0.25%

------------------------------------------ -------------------- ------------------- ------------------
------------------------------------------ -------------------- ------------------- ------------------

Growth Portfolio                                  0.30%               0.25%               0.20%

------------------------------------------ -------------------- ------------------- ------------------
------------------------------------------ -------------------- ------------------- ------------------

Index Portfolio                                   0.15%               0.15%               0.15%

------------------------------------------ -------------------- ------------------- ------------------
------------------------------------------ -------------------- ------------------- ------------------

Small Company Portfolio                           0.35%               0.30%               0.25%

------------------------------------------ -------------------- ------------------- ------------------
------------------------------------------ -------------------- ------------------- ------------------

Value Portfolio                                   0.30%               0.25%               0.20%

------------------------------------------ -------------------- ------------------- ------------------
------------------------------------------ -------------------- ------------------- ------------------

Balanced Portfolio                                0.30%               0.25%               0.20%

------------------------------------------ -------------------- ------------------- ------------------
------------------------------------------ -------------------- ------------------- ------------------

Bond Portfolio                                    0.25%               0.20%               0.15%

------------------------------------------ -------------------- ------------------- ------------------
------------------------------------------ -------------------- ------------------- ------------------

High Yield Bond Portfolio                         0.25%               0.20%               0.15%

------------------------------------------ -------------------- ------------------- ------------------
------------------------------------------ -------------------- ------------------- ------------------

Money Market Portfolio                            0.15%               0.15%               0.15%

------------------------------------------ -------------------- ------------------- ------------------


The Investment Sub-Adviser agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the sub-advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"). The Sub-Advisory Agreement will remain in effect from year to year provided such continuance is specifically approved as to each Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of such Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The sub-advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The sub-advisory agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of such Portfolio (a) without penalty and (b) on 30 days' written notice to the Sub-Adviser.


Custodian
Pursuant to a Custodian Agreement with the Fund, State Street Bank and Trust Company 225 Franklin Street, Boston, Massachusetts 02110 ("State Street") holds the cash and portfolio securities of the Portfolios as custodian.

State Street is responsible for holding all securities and cash of the Portfolios, receiving and paying for securities purchased, delivering against payment securities sold, and receiving and collecting income from investments, making all payments covering expenses of the Fund, all as directed by persons authorized by the Fund. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Portfolios or the Fund. Portfolio securities purchased domestically are maintained in the custody of State Street and may be entered into the Federal Reserve, Depository Trust Company, or Participants Trust Company book entry systems.

Administrator
Pursuant to an Administration Agreement with the Fund, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as Administrator and performs certain administrative services including:

      Overseeing the determination and publication of the Portfolios' net asset value in accordance with the Portfolios' policies as adopted from time to time by the Board;

      Preparing the Portfolios' federal, state and local income tax returns for review by the Fund's independent accountants and filing by the Fund's treasurer; and

      Preparing for review and approval by officers of the Fund financial information for the Fund's semi-annual and annual reports.


The  total   compensation  paid  State  Street  by  the  Fund  pursuant  to  the
Administration Agreement for the last three fiscal years is as follows: $77,001 in 1998; $40,233 in 1997 and $3,189 in 1996.

Independent Auditors
Ernst & Young LLP, 725 South Figueroa Street, Los Angeles, California 90017, acts as the Fund's independent auditors.



PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE

The Sub-Adviser is responsible for decisions to buy and sell securities for each Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of the Investment Adviser or the Sub-Adviser.


In placing orders for portfolio securities of a Portfolio, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, each Portfolio will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Sub-Adviser will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Portfolio, the Sub-Adviser and its affiliates, or other clients of the Sub-Adviser or its affiliates. Such research and investment services include statistical and economic data and research reports on particular companies and industries. Such services are used by the Sub-Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for each Portfolio may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of each Portfolio, and the services furnished by such brokers may be used by the Sub-Adviser in providing investment sub-advisory services for each Portfolio. The aggregate dollar amounts of the brokerage commissions paid with respect to portfolio transactions of the Portfolio by the Sub-Adviser as sub-adviser to Separate Account Fund C (the Growth Portfolio's predecessor) were $7,253 for 1995, and $19,115 for the first ten months of 1996. The aggregate dollar amount of brokerage commissions paid by the Growth Portfolio after the reorganization, during November and December 1996, was $5,550, so that the total paid during 1996 was $24,665. The total paid by the Growth Portfolio during fiscal year 1997 was $16,312. The total paid by the Growth Portfolio during fiscal year 1998 was $90,274. The total paid by the Money Market Portfolio during fiscal year 1998 was $0. The other Portfolios did not commence operations in 1998.


On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of a Portfolio as well as its other advisory clients (including any other fund or other investment company or advisory account for which the Sub-Adviser or an affiliate acts as Investment Adviser), the Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be most equitable as to each customer and consistent with its fiduciary obligations to such Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Portfolio.

Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.


For calendar year 1998, the portfolio turnover rate for the Growth Portfolio was 34.41%. The turnover rate for the Money Market Portfolio is zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Portfolio's securities were replaced one time during a one year period. None of the other Portfolios began investing in 1998.



DETERMINATION OF NET ASSET VALUE

Under the 1940 Act, the Board of Directors is responsible for determining in good faith the fair value of securities of each Portfolio. In accordance with procedures adopted by the Board of Directors, the net asset value per share is calculated by determining the net worth of each Portfolio (assets, including securities at market value or amortized cost value, minus liabilities) divided by the number of that Portfolio's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange.

In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board of Directors will reconsider the time at which net asset value is computed. In addition, the Portfolios may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Assets of the Portfolios, other than the Money Market Portfolio, are valued as follows:

          (a) equity securities and other similar investments ("Equities") listed on any U. S. stock market or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, Equities traded on a U. S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices;

      (b)over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices;
      (c)debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Sub-Adviser and approved by the Board of Directors;
      (d)options and futures contracts are valued at the last sale price on the market where any such option contracts is principally traded;
      (e)over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies;
      (f)all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by the Sub-Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors; and
      (g)debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost which approximates market value.

Equities traded on more than one U. S. national securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Time) Reuters spot rate. If such quotations are not available, the price will be determined in good faith by or under procedures established by the Board of Directors.

All of the assets of the Money Market Portfolio are valued on the basis of amortized cost in an effort to maintain a constant net asset value per share of $1.00. The Board of Directors has determined the use of the amortized cost method to be in the best interests of the Money Market Portfolio and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it were to sell the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities.

The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity; (2) shortening the average maturity of the Portfolio; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determination from available market quotations. Even if these steps were taken, the Money Market Portfolio's net asset value might still decline.


PERFORMANCE INFORMATION

The investment results of each Portfolio will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what a Portfolio's performance may be in any future period. In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time make a list of a Portfolio's holdings available to investors upon request.

Since each Portfolio is not available directly to the public, its performance data is not advertised unless accompanied by comparable data for the applicable variable annuity or variable life insurance policy. The Portfolios' performance data do not reflect separate account or contract level charges.

Average Annual Total Return Performance
The Fund may from time to time quote or otherwise use average annual total return information for the Portfolios in advertisements, shareholder reports or sales literature.

Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P(1+T)n = ERV

         Where:
         P        =        a hypothetical initial investment of $1,000

         T        =        average annual total return

         n        =        number of years

         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

Average Annual Total Returns (as of 12/31/98)

1                          5         10         Since                  Inception
                           year      years      years     Inception    Date

--------------------------------------------------------------------------------

Growth Portfolio           43.28%    37.34%     26.05%        --       2/26/69
Money Market Portfolio        --       --         --        4.93%      1/2/98



From time to time, the Portfolio may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

      CTR   =   (ERV/P) - 1

      Where:
      CTR = The cumulative total return net of Portfolio recurring charges for the period.

      ERV = The ending redeemable value of the hypothetical investment at the end of the period.

      P = A hypothetical single payment of $1,000.

Although 30-day yields are not used in advertising, they are available upon request. Quotations will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

         Yield = 2[({[a-b]/cd} + 1)6 - 1]

         Where:
         a     =     dividends and interest earned during the period

         b    =     the expenses accrued for the period (net of reimbursements)

         c    =     the average daily number of shares outstanding during the
                         period

         d = the maximum offering price per share on the last day of the period

Any performance data quoted for the Portfolios will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance data for the Portfolios does not reflect charges deducted under the variable annuity contracts. If contract charges are taken into account, such performance data would reflect lower returns.

Growth Portfolio Performance
The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C. Separate Account Fund C had been a separate account of the Investment Adviser registered under the 1940 Act on Form N-3 as an open-end, diversified, management investment company. The reorganization of Separate Account Fund C from a management investment company into a unit investment trust called Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which will be held by Separate Account C. Because the Growth Portfolio is the successor to Separate Account Fund C, the historical performance data of Separate Account Fund C is the Growth Portfolio's performance history for periods prior to the reorganization.

Prior to the reorganization on November 1, 1996, Separate Account Fund C paid a mortality and expense risk fee of 1.10% and an investment advisory fee of 0.30% per year, and it did not bear any operating expenses. After the reorganization, the Growth Portfolio does not pay any mortality and expense risk fees, and its total investment advisory fee and operating expenses during 1997 were 0.98% (before fee waivers and expense reimbursements) and 0.85% after fee waivers and expense reimbursements. In accordance with opinions expressed by the SEC staff, investment performance for the Growth Portfolio for periods prior to the reorganization reflect total mutual fund fees and expenses of 0.98% per year.

In  computing  its   standardized   total  returns  for  periods  prior  to  the
reorganization, the Fund assumes that the charges currently imposed by the Growth Portfolio were in effect through each of the periods for which the standardized returns are presented. The Growth Portfolio's performance data do not reflect any sales or insurance charges, or any other separate account or contract level charges, that were imposed under the annuity contracts issued through Separate Account Fund C. Likewise, the performance data for the Growth Portfolio since the reorganization do not reflect any charges applicable to any insurance product. Currently, the Growth Portfolio is only available through the purchase of variable annuity and variable life insurance contracts which have charges and expenses specific to them.

Money Market Portfolio Performance
Current yield for the Money Market Portfolio will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of a hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
                                                                        365/7

      Effective yield = [(1 + (Base Period Return)     ] - 1

7-day Current Yield as of 12/31/98 = 4.65% 7-day Effective Yield as of 12/31/98 = 4.76%


Sub-Adviser Performance on Similar Funds
The Portfolios' Sub-Adviser also manages SEC-registered mutual funds ("mutual funds") and non-registered segregated investment accounts ("separate accounts") of insurance companies.

A Portfolio may disclose in advertisements, supplemental sales literature, and reports performance data of existing mutual funds or separate accounts managed by the Portfolio's Sub-Adviser that have investment objectives, policies, and strategies substantially similar to those of such Portfolio (a "Similar Sub-Adviser Fund").

Although the Similar Sub-Adviser Funds have substantially similar investment objectives, policies, and strategies as the designated Portfolio, and are managed by the same Sub-Adviser as the designated Portfolio, you should not assume that the designated Portfolio will have the same future performance as the Similar Sub-Adviser Funds. Any Portfolio's future performance may be greater or less than the historical performance and/or future performance of the corresponding Similar Sub-Adviser Fund due to, among other things, certain inherent differences between a Portfolio and the Similar Sub-Adviser Funds. Additionally, the separate accounts are not registered with the SEC and not subject to the Investment Company Act of 1940, nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, the separate accounts were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Portfolios. If the separate accounts had been subject to the Investment Company Act or Subchapter M of the Code, their performance may have been adversely affected at times. Additionally, the fees and expenses of the Portfolios may be higher or lower than the fees and expenses of Similar Sub-Adviser Funds. Higher fees and expenses have a negative impact on performance. Also, the Portfolios are currently only available through the purchase of variable annuity and variable life insurance contracts. The performance of the Similar Sub-Adviser Funds does not reflect any expenses or charges applicable to these variable insurance contracts.

On June 30, 1998, the assets of the High Yield separate account were transferred to the Premier High Yield Bond mutual fund in exchange for fund shares. Therefore, the performance of the Premier High Yield Bond mutual fund, prior to June 30, 1998, is the performance of the High Yield Bond separate account recalculated to reflect the higher fees and expenses of the Premier High Yield Bond Fund. The separate account commenced operations September 1, 1990.

The performance of each Similar Sub-Adviser Fund is its own and should not be considered a substitute for a Portfolio's own performance; nor should Similar Sub-Adviser Fund performance be considered indicative of any past or future performance of the Portfolios.

Published Performance
From time to time the Fund may publish, or provide telephonically, an indication of the Portfolios' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Weisenberger Investment
Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Fund may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

In addition, the Fund may from time to time advertise the Portfolios' performance relative to certain indices and benchmark investments, including:
 o the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund
     Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance);
 o the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry);
 o the Consumer Price Index published by the U. S. Bureau of Labor Statistics (which measures changes in the price of goods and services);
 o Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation);
 o the Hambrecht & Quist Growth Stock Index; o the NASDAQ OTC Composite Prime Return; o the Russell Midcap Index; o the Russell 2000 Index - Total Return; o the ValueLine Composite-Price Return; o the Wilshire 5000 Index;
 o the Salomon Brothers' World Bond Index (which measures the total return in U. S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years);
 o the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U. S.
          Government agencies, mortgage and Yankee bonds);
 o the S&P Bond indices (which measure yield and price of corporate, municipal and U. S. Government bonds);
 o    the J.P. Morgan Global Government Bond Index;
 o Donoghue's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U. S. Government money market funds);
 o other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements;
 o historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including
     EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data;
 o    the FT-Actuaries Europe and Pacific Index;
 o mutual fund performance indices published by Variable Annuity Research & Data Service; o S&P 500 Index; and o mutual fund performance indices published by Morningstar, Inc.

The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of each Portfolio's investments. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Fund to calculate the Portfolios' performance figures.

The Portfolios may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Portfolio with other measures of investment return. For example, unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Fund may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Sub-Adviser's views as to markets, the rationale for the Portfolios' investments and discussions of the Portfolios' current asset allocation.

From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Portfolio. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such performance data is based on historical results and is not intended to indicate future performance. The total return of a Portfolio varies based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Portfolio's shares fluctuates and an investor's shares may be worth more or less than their original cost upon redemption.


FEDERAL TAX MATTERS

Each Portfolio intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions.

Sources of Gross Income

To qualify for treatment as a regulated investment company, each Portfolio must also, among other things, derive its income from certain sources. Specifically, in each taxable year, each Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in securities, or these currencies. For purposes of this test, gross income generally is determined without regard to losses from the sale or other disposition of stock or securities or other Portfolio assets.


Diversification of Assets
To qualify for treatment as a regulated investment company, each Portfolio must also satisfy certain tax requirements with respect to the diversification of its assets. Each Portfolio must have, at the close of each quarter of the
Portfolio's taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer. In addition, not more than 25% of the value of each Portfolio's total assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. For purposes of each Portfolio's requirements to maintain diversification for tax purposes, the issuer of a loan participation will be the underlying borrower. In cases where a Portfolio does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Portfolio and the borrower will be deemed issuers of the loan participation for tax diversification purposes. The Portfolio's investments in U. S. Government Securities are not subject to these limitations. The foregoing diversification requirements are in addition to those imposed by the Investment Company Act of 1940 (the "1940 Act").

Because the Fund is established as an investment medium for variable annuity contracts, Section 817(h) of the Code imposes additional diversification requirements on the Portfolio. These requirements which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment. In general, no more than 55% of the value of the assets of each Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

Additional Tax Considerations
The Portfolios will not be subject to the 4% Federal excise tax imposed on amounts not distributed to shareholders on a timely basis because each Portfolio intends to make sufficient distributions to avoid such excise tax. If a Portfolio failed to qualify as a regulated investment company, owners of variable annuity contracts or variable life policies ("Contracts") based on such
Portfolio: (1) might be taxed currently on the investment earnings under their Contracts and thereby lose the benefit of tax deferral; and (2) the Portfolio might incur additional taxes. In addition, if a Portfolio failed to qualify as a regulated investment company, or if a Portfolio failed to comply with the diversification requirements of Section 817(h) of the Code, owners of Contracts based on that Portfolio would be taxed on the investment earnings under their Contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Sub-Adviser and it is intended that each Portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return of each Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from that the Sub-Adviser might otherwise believe to be desirable.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisers. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change.


SHARES OF STOCK

Each issued and outstanding share of each Portfolio is entitled to participate equally in dividends and distributions declared for that Portfolio's stock and, upon liquidation or dissolution, in that Portfolio's net assets remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, are fully paid and non-assessable and have no preemptive or conversion rights.

 As the designated successor to Separate Account Fund C, the Growth Portfolio of the Fund received the assets of Separate Account Fund C. In exchange, the Fund provided Separate Account Fund C with shares in the Growth Portfolio.

Under normal circumstances, subject to the reservation of rights explained below, the Fund will redeem shares of each Portfolio in cash within 7 days. However, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders.

Under Maryland law, the Fund is not required to hold annual shareholder meetings and does not intend to do so.



DIRECTORS AND OFFICERS

The Directors and officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years.

                               Positions and Offices
Name, Age and Address**        with the Fund                     Principal Occupation During the Past Five Years
-----------------------        -------------                     -----------------------------------------------
Donald E. Cantlay (77)         Board of Directors             Director, Managing General Partner of Cee 'n' Tee
                                                              Company; Director of California Trucking
                                                              Association and Western Highway Institute; Director
                                                              of FPA Capital Fund and FPA New Income Fund.

Richard N. Latzer (62)*        Board of Directors             President, Chief Executive Officer and Director of
                                                              Transamerica Investment Services, Inc.;  Senior
                                                              Vice President and Chief Investment Officer of
                                                              Transamerica Corporation.  Director and Chief
                                                              Investment Officer of Transamerica Occidental Life
                                                              Insurance Company.

Jon C. Strauss (59)            Board of Directors             President of Harvey Mudd College; Previously Vice
                                                              President and Chief Financial Officer of Howard
                                                              Hughes Medical Institute; President of Worcester
                                                              Polytechnic Institute; Vice President and Professor
                                                              of Engineering at University of Southern
                                                              California; Vice President Budget and Finance,
                                                              Director of Computer Activities and Professor of
                                                              Computer and Decision Sciences at University of
                                                              Pennsylvania.



Gary U. Rolle' (58)*           President, Chairman, Board     Executive Vice President and Chief
                               of Directors                   Investment Officer of  Transamerica Investment

                                                              Services,    Inc.;
                                                              Director and Chief
                                                              Investment Officer
                                                              of    Transamerica
                                                              Occidental    Life
                                                              Insurance Company;
                                                              Director,
                                                              Transamerica
                                                              Investors, Inc.

Peter J. Sodini (58)           Board of Directors             Associate, Freeman Spogli & Co. (a private
                                                              investor); President, Chief Executive Officer and
                                                              Director, The Pantry, Inc. (a supermarket).
                                                              Director Pamida Holdings Corp. (a retail
                                                              merchandiser) and Buttrey Food and Drug Co. (a
                                                              supermarket).

Matt Coben (38)***             Vice President                 Vice President, Broker/Dealer Channel of the
                                                              Institutional Marketing Services Division of
                                                              Transamerica Life Insurance and Annuity Company
                                                              and  prior to 1994, Vice President and National
                                                              Sales Manager of the Dreyfus Service Organization .

Susan R. Hughes (43)           Treasurer and Assistant        Vice President and Chief Financial Officer,
                               Secretary                      Transamerica Investment Services, Inc., since
                                    1997;

                                                              Independent Financial Consultant 1992-1997.


Regina M. Fink (43)            Secretary                      Counsel for Transamerica Occidental Life Insurance
                                                              Company and prior to 1994 Counsel and Vice
                                                              President for Colonial Management Associates, Inc.

Sally S. Yamada (48)           Assistant Treasurer            Vice President and Treasurer of Transamerica
                               Assistant Secretary            Occidental Life Insurance Company and Treasurer of
                                                              Transamerica Life Insurance and Annuity Company.

Thomas M. Adams (64)           Assistant Secretary            Partner in the law firm of Lanning, Adams &
                                                              Peterson.

*        These members of the Board are  interested persons as defined by
          Section 2(a)(19) of the 1940 Act.
**       Except as otherwise noted, the mailing address of each Board member and officer is 1150 South Olive, Los Angeles, California 90015.
***      The mailing address of this officer is 401 North Tryon Street Suite
          700, Charlotte, North Carolina 28202.

The principal occupations listed above apply for the last five years. In some instances, the occupation listed above is the current position; prior positions with the same company or affiliate are not indicated.

Members of the Board hold the same position with Transamerica Occidental's Separate Account Portfolio B and the officers are similar. The members of the Board of Directors are also members of the Board of Directors of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc. Mr. Rolle is a director of Transamerica Investors, Inc, an open-end management company advised by Transamerica Investment Services, Inc.



Compensation
The following table shows the compensation paid by the Fund and the Fund Complex during the fiscal year ending December 31, 1998, to all Directors of the Fund.


                                                     Total Pension or
                           Aggregate Compensation    Retirement Benefits         Compensation From Registrant and
Name of Person             From Fund 1/              Accrued As Part of Fund     Fund Complex Paid to Directors3/
--------------                 --------                                                               -----------
                                                     Expenses2/

Donald E. Cantlay          $1500                     -0-                         $6,000
Richard N. Latzer          -0-                       -0-                         -0-
Jon C. Strauss             $1500                     -0-                         $6,250
Gary U. Rolle              -0-                       -0-                         -0-
Peter J. Sodini            $1500                     -0-                         $4,750

1/ Each director of the
-
Fund is compensated $250 for each meeting they attend. (The Board of the Fund plans to hold four regularly scheduled board meetings each year; other meetings may be scheduled.) This is the same compensation the directors received while members of the Board of Managers of Separate Account Fund C.

2/ None of the members of the Board of Directors currently receives any pension or retirement benefits due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.

3/ During fiscal year 1998, each Board member was also a member of the Board of Transamerica Occidental's Separate Account Fund B and of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc. Mr. Rolle' is a director of Transamerica Investors, Inc. These registered investment companies comprise the " Fund Complex."


LEGAL PROCEEDINGS There is no pending material legal proceeding affecting the Fund. The Investment Adviser is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Investment Adviser's assets.


 THER INFORMATION The Prospectus and this Statement do not contain all the information included in the registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted from the Prospectus and this Statement pursuant to the rules and regulations of the SEC. The registration statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this Statement form parts, each such statement being qualified in all respects by such reference.



FINANCIAL STATEMENTS The audited Annual Report for the Growth Portfolio and the Money Market Portfolio for the fiscal year ended December 31, 1998 is a separate report supplied with this SAI and is incorporated herein by reference. No annual report is provided for the other Portfolios because, as of December 31, 1998, the other Portfolios had not yet commenced operations.

Appendix A

Description of Corporate
Bond Ratings

Moody's Investors
Service, Inc. and
Standard and Poor's
Corporation are two
prominent independent
rating agencies that
rate the quality of
bonds. Following are
expanded explanations of
the ratings shown in the
Prospectus.

Moody's Investors
Service, Inc.
Aaa: Bonds with this
rating are judged to be
of the best quality.
They carry the smallest
degree of investment
risk. Interest payments
are protected by a large
or exceptionally stable
margin and principal is
secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:  Bonds  with  this  rating  generally  lack   characteristics   of  desirable
investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this
rating are of poor
standing. Such issues
may be in default or
there may be present
elements of danger with
respect to principal or
interest.

Ca: Bonds with this
rating represent
obligations which are
speculative to a high
degree. Such issues are
often in default or have
other marked
shortcomings.

C: Bonds with this
rating are the lowest
rated class of bonds.
Issues so rated can be
regarded as having
extremely poor prospects
of ever attaining any
real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody's.

Standard & Poor's
Corporation
AAA: This rating is the
highest rating assigned
by Standard & Poor's.
Capacity to pay interest
and repay principal is
very strong.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is
reserved for income
bonds on which no
interest is being paid.

D: This rating indicates
debt in default, and
payment of interest
and/or repayment of
principal are in arrears.

The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor's.

Appendix B

Description of
Fixed-Income Instruments

U.S. Government
Obligations
Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less; Treasury Notes have maturities of one to ten years; and Treasury Bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Certificates of Deposit Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks, savings and loan associations or savings banks against funds deposited in the issuing institution.

Time Deposits
Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers' Acceptance A bankers' acceptance is a draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Variable Rate, Floating Rate, or Variable Amount Securities Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Corporate Debt Securities Corporate debt securities are debt issued by a corporation that pays interest and principal to the holders at specified times.

Asset-Backed  Securities  Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

Participation Interests in Loans A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

International Organization Obligations International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development, international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

Custody Receipts A Portfolio may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custody receipts are not considered U.S. government securities.

Pass-Through Securities The Portfolios may invest in mortgage pass-through securities such as Government National Mortgage Association ("GNMA") certificates or Federal National Mortgage Association ("FNMA") and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Portfolio to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Portfolio, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

PART C

Other Information

Item 24. Financial Statements and Exhibits

         (a)               Financial Statements

                                    All  required   financial   statements   are
                           included in Parts A or B of this Registration Statement.

         (b)               Exhibits

                           (1)      Articles of Incorporation of Transamerica
                                        Variable Insurance Fund, Inc. 1/

                           (2)              Bylaws of Transamerica Variable
                                                  Insurance Fund, Inc. 1/


                           (3)              Not Applicable.

                           (4)              Not Applicable.

(5) (a) Form of Investment Advisory Agreement between Transamerica Variable Insurance Fund, Inc. and Transamerica Occidental Life Insurance Company. 2/

(b) Form of Investment Sub-Advisory Agreement between Transamerica Occidental Life Insurance Company and Transamerica Investment Services, Inc. 3/

(6) Form of Participation Agreement between Transamerica Variable Insurance Fund, Inc. and Transamerica Life Insurance and Annuity Company. 4/ 5/ 8/ (a) Form of Participation Agreement between Transamerica Variable Insurance Fund and Transamerica Occidental Life Insurance Company4/5 (b) Form of Participation Agreement between Transamerica Variable Insurance Fund and Transamerica Life Insurance and Annuity Company8

(7) Not Applicable.

     (8) Form of Custodial Contract between Transamerica Variable Insurance Fund, Inc. and State Street Bank and Trust Company. 5/

     (9) Form of Adminstrative Services Agreement between Transamerica Variable Insurance Fund, Inc. and State Street Bank and Trust Company6/

                  (10)              Opinion and Consent of Counsel. 4/

                  (11)              (a)     Consent of Sutherland, Asbill &
                                                  Brennan, L.L.P.

                                    (b)     Consent of Ernst & Young LLP. 10/ 11

                  (12)              No financial statements are omitted from
                                             Item 23.

                  (13)              Form of Agreement and Plan of
                                        Reorganization. 1/


                  (14)              Not Applicable.

                  (15)              Not Applicable.

                  (16)              Performance Data Calculations. 6/

                  (17)              Not Applicable.

                  (18)              Not Applicable.

                  (19)              Powers of Attorney. 1/ 9/10
                                    Susan R. Hughes
                                    Gary U. Rolle'

                  (27)              Financial Data Schedule 6/ 7/ 9/10/ 11/


1/       Incorporated by reference to the like-numbered exhibit of the initial filing of this Registration
         Statement on Form N-1A, File No. 33-99016 (Nov. 3, 1995).
2/ Incorporated by reference to Exhibit D to Part A of the Registration Statement on Form N-14 of Transamerica Occidental's Separate Account Fund C, File No. 333-11599 (Sept. 9, 1996).
3/ Incorporated by reference to Exhibit E to Part A of the Registration Statement on Form N-14 of Transamerica Occidental's Separate Account Fund C, File No. 333-11599 (Sept. 9, 1996).
4/ Incorporated by reference to the like-numbered exhibit to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-1A, File No. 33-99016 (Sept. 12, 1996).
5/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 1 to this Registration Statement on Form N-1A, File No. 33-99016 (November 4, 1996).
6/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 2 to this Registration Statement on Form N-1A, File No. 33-99016 (May 1, 1997).
7/ . Incorporated by reference to the like numbered exhibit to Post-Effective Amendment No. 3 to this Registration Statement on Form N-1A, File No. 33-99016 (June 11, 1997).
8/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 5 to this Registration Statement on Form N-1A, File No. 33-99016 (October 31, 1997).
9/ Incorporated by reference to the like-numbered exhibit to Post Effective Amendment No. 6 to this Registration Statement on Form N-1A, File no. 33-99016 (April 29, 1998)
10/ Incorporated by reference to the like-numbered exhibit to Post Effective Amendment No. 7 to this Registration Statement on Form N-1A, File no. 33-99016 (August 19, 1998)

11/      Filed herewith.

Item 25. Person Controlled by or Under Common Control With the Registrant.

         Shares of the Registrant, Transamerica Variable Insurance Fund, Inc., are owned by Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), and Transamerica Life Insurance and Annuity Company ("Transamerica Life and Annuity") on behalf of their separate accounts which fund variable insurance contracts. Transamerica Life and Annuity is a wholly-owned subsidiary of Transamerica Occidental, which is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which, in turn is a wholly-owned subsidiary of Transamerica Corporation.

         The following chart indicates the persons controlled by or under common control with Transamerica Corporation:


                  TRANSAMERICA CORPORATION AND SUBSIDIARIES
                  WITH STATE OR COUNTRY OF INCORPORATION

ARC Reinsurance Corporation
  Transamerica Management, Inc. -- DE
BWAC Seventeen, Inc.
  Transamerica Commercial Finance Canada, Limited -- ON Transamerica Commercial Finance Corporation, Canada -- Can.
BWAC Twelve, Inc.
  TIFCO Lending Corporation -- IL
  Transamerica Insurance Finance Corporation -- MD
BWAC Twenty-One, Inc.
  Transamerica Commercial Holdings Limited -- U.K.
First Florida Appraisal Services, Inc.
  First Georgia Appraisal Services, Inc. -- GA
Greybox L.L.C.
  Transamerica Trailer Leasing S.N.C. -- Fra.
Intermodal Equipment, Inc.
  Transamerica Leasing N.V. -- Belg.
  Transamerica Leasing SRL -- Itl.
Inventory Funding Trust
  Inventory Funding Company, LLC -- DE
Metropolitan Mortgage Company
  Easy Yes Mortgage, Inc. -- FL
  Easy Yes Mortgage, Inc. -- GA
  First Florida Appraisal Services, Inc. -- FL
  Freedom Tax Services, Inc. -- FL
  J.J. & W. Advertising, Inc. -- FL
  J.J. & W. Realty Services, Inc. -- FL
  Liberty Mortgage Company of Ft. Myers, Inc. -- FL
  Metropolis Mortgage Company -- FL
  Perfect Mortgage Company -- FL
Pyramid Insurance Company, Ltd.
  Pacific Cable Ltd. -- Bmda.
TA Leasing Holding Co., Inc.
  Trans Ocean Ltd. -- DE
  Transamerica Leasing Inc. -- DE
Trans Ocean Container Corp.
  SpaceWise Inc. -- DE
  Trans Ocean Container Finance Corp. -- DE
  Trans Ocean Leasing Deutschland GmbH -- Ger.
  Trans Ocean Leasing PTY Limited -- Aust.
  Trans Ocean Management S.A. -- SWTZ
  Trans Ocean Regional Corporate Holdings -- CA
  Trans Ocean Tank Services Corporation -- DE
Trans Ocean Ltd.
  Trans Ocean Container Corp. -- DE
Transamerica Accounts Holding Corporation
  ARS Funding Corporation -- DE
Transamerica Acquisition Corporation
  Camtrex Group, Inc. --
Transamerica Business Credit Corporation
  Bay Capital Corporation -- DE
  Coast Funding Corporation -- DE
  Direct Capital Equity Investment, Inc. -- DE
  Gulf Capital Corporation -- DE
  TA Air East, Corp. --
  TA Air III, Corp. -- DE
  TA Air IV, Corp. -- DE
  TA Air IX, Corp. -- DE
  TA Air I, Corp. -- DE
  TA Air VIII, Corp. --
  TA Air VII, Corp. --
  TA Air VI, Corp. --
  TA Air V, Corp. --
  TA Air X Corp. -- DE
  TA Marine I Corp. -- DE
  TA Marine II Corp. -- DE
  TBC III, Inc. -- DE
  TBC II, Inc. -- DE
  TBC IV, Inc. -- DE
  TBC I, Inc. -- DE
  TBC Tax III, Inc. -- DE
  TBC Tax II, Inc. -- DE
  TBC Tax IV, Inc. -- DE
  TBC TAX IX, Inc. -- DE
  TBC Tax I, Inc. -- DE
  TBC Tax VIII, Inc. -- DE
  TBC Tax VII, Inc. -- DE
  TBC Tax VI, Inc. -- DE
  TBC Tax V, Inc. -- DE
  TBC V, Inc. -- DE
  TBCC Funding Trust I --
  TBCC Funding Trust II --
  The Plain Company -- DE
  Transamerica Mezzanine Financing, Inc. --
  Transamerica Small Business Services, Inc. --
Transamerica Business Credit Corporation - DE
  TA Air II, Corp. -- DE
Transamerica Commercial Finance Canada, Limited
  Transamerica Acquisition Corporation -- Can.
Transamerica Commercial Finance Corporation
  Inventory Funding Trust -- DE
  TCF Asset Management Corporation -- CO
  Transamerica Distribution Finance Corporation de Mexico --
  Transamerica Joint Ventures, Inc. -- DE
Transamerica Commercial Finance Corporation, I
  BWAC Credit Corporation -- DE
  BWAC International Corporation -- DE
  BWAC Twelve, Inc. -- DE
  Transamerica Business Credit Corporation -- DE
  Transamerica Distribution Finance Corporation -- DE
  Transamerica Equipment Financial Services Corporation --
Transamerica Commercial Finance Limited
  WFC Polska Sp. Zo.o --
Transamerica Commercial Holdings Limited
  Transamerica Commercial Finance Limited -- U.K.
  Transamerica Trailer Leasing Limited -- NY
  Transamerica Trailer Leasing Limited -- U.K.
Transamerica Consumer Finance Holding Company
  Metropolitan Mortgage Company -- FL
  Pacific Agency, Inc. -- IN
  Transamerica Consumer Mortgage Receivables Corporation -- DE
  Transamerica Mortgage Company -- DE
Transamerica Corporation
  ARC Reinsurance Corporation -- HI
  Inter-America Corporation -- CA
  Pyramid Insurance Company, Ltd. -- HI
  RTI Holdings, Inc. -- DE
  Transamerica Airlines, Inc. -- DE
  Transamerica Business Technologies Corporation -- DE
  Transamerica CBO I, Inc. -- DE
  Transamerica Corporation (Oregon) -- OR
  Transamerica Delaware, L.P. -- DE
  Transamerica Finance Corporation -- DE
  Transamerica Financial Products, Inc. -- CA
  Transamerica Foundation -- CA
  Transamerica Insurance Corporation of California -- CA
  Transamerica Intellitech, Inc. -- DE
  Transamerica International Holdings, Inc. -- DE
  Transamerica Investment Services, Inc. -- DE
  Transamerica LP Holdings Corp. -- DE
  Transamerica Pacific Insurance Company, Ltd. -- HI
  Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) -- N/A
  Transamerica Realty Services, Inc. -- DE
  Transamerica Senior Properties, Inc. -- DE
  TREIC Enterprises, Inc. -- DE
Transamerica  Distribution  Finance  Corporation  Transamerica  Accounts Holding
  Corporation  --  DE  Transamerica   Commercial   Finance   Corporation  --  DE
  Transamerica Inventory Finance Corporation -- DE Transamerica Retail Financial Services Corporation -- DE Transamerica Vendor Financial Services Corporation -- DE
Transamerica Distribution Finance Corporation de Mexico
  TDF de Mexico --
Transamerica Distribution Finance Corporation de Mexico and TDF de Mexico
  Transamerica Corporate Services de Mexico --
Transamerica Finance Corporation
  TA Leasing Holding Co., Inc. -- DE
  Transamerica Commercial Finance Corporation, I -- DE
  Transamerica Home Loan -- CA
  Transamerica HomeFirst, Inc. -- CA
  Transamerica Lending Company -- DE
Transamerica Financial Resources, Inc.
  Financial Resources Insurance Agency of Texas -- TX
  TBK Insurance Agency of Ohio, Inc. -- OH
  Transamerica Financial Resources Insurance Agency of Alabama Inc. -- AL Transamerica Financial Resources Insurance Agency of Massachusetts Inc. -- MA
Transamerica GmbH Inc.
  Transamerica Financieringsmaatschappij B.V. -- Neth.
  Transamerica GmbH - Germany -- Ger.
Transamerica Insurance Corporation of California
  Arbor Life Insurance Company -- AZ
  Bulkrich Trading --
  Gemini Investments, Inc. --
  Plaza Insurance Sales, Inc. -- CA
  Transamerica Advisors, Inc. -- CA
  Transamerica Annuity Service Corporation -- NM
  Transamerica Financial Resources, Inc. -- DE
  Transamerica International Insurance Services, Inc. -- DE
  Transamerica Occidental Life Insurance Company -- CA
  Transamerica Products, Inc. -- CA
  Transamerica Securities Sales Corporation -- MD
  Transamerica Service Company -- DE
Transamerica Insurance Finance Corporation
  Transamerica Insurance Finance Company (Europe) -- MD
Transamerica Insurance Finance Corporation
  Transamerica Insurance Finance Corporation, California -- CA
Transamerica Insurance Finance Corporation - MD
  Transamerica Insurance Finance Corporation, Canada -- ON
Transamerica Intellitech, Inc.
  Information Service Corp. --
Transamerica International Insurance Services, Inc.
  Home Loans and Finance Ltd. -- U.K.
Transamerica Inventory Finance Corporation
  BWAC Seventeen, Inc. -- DE
  BWAC Twenty-One, Inc. -- DE
  Transamerica Commercial Finance France S.A. -- Fra.
  Transamerica GmbH Inc. -- DE
Transamerica Investment Services, Inc.
  Transamerica Income Shares, Inc. (managed by TA Investment Services) -- MD Transamerica Leasing Holdings Inc.
  Greybox Logistics Services Inc. -- DE
  Greybox L.L.C. -- DE
  Greybox Services Limited -- U.K.
  Intermodal Equipment, Inc. -- DE
  Transamerica Distribution Services Inc. -- DE
  Transamerica Leasing Coordination Center -- Belg.
  Transamerica Leasing do Brasil Ltda. -- Braz.
  Transamerica Leasing GmbH -- Ger.
  Transamerica Leasing Limited -- U.K.
  Transamerica Leasing Pty. Ltd. -- Aust.
  Transamerica Leasing (Canada) Inc. -- Can.
  Transamerica Leasing (HK) Ltd. -- H.K.
  Transamerica Leasing (Proprietary) Limited -- S.Afr.
  Transamerica Tank Container Leasing Pty. Limited -- Aust.
  Transamerica Trailer Holdings I Inc. -- DE
  Transamerica Trailer Holdings II Inc. -- DE
  Transamerica Trailer Holdings III Inc. -- DE
  Transamerica Trailer Leasing AB -- Swed.
  Transamerica Trailer Leasing AG -- SWTZ
  Transamerica Trailer Leasing A/S -- Denmk.
  Transamerica Trailer Leasing GmbH -- Ger.
  Transamerica Trailer Leasing (Belgium) N.V. -- Belg.
  Transamerica Trailer Leasing (Netherlands) B.V. -- Neth.
  Transamerica Trailer Spain S.A. -- Spn.
  Transamerica Transport Inc. -- NJ
Transamerica Leasing Inc.
  Better Asset Management Company LLC -- DE
  Transamerica Leasing Holdings Inc. -- DE
Transamerica Leasing Limited
  ICS Terminals (UK) Limited -- U.K.
Transamerica Life Insurance and Annuity Company
  Transamerica Assurance Company -- MO
Transamerica Management, Inc.
  Criterion Investment Management Company -- TX
Transamerica Occidental Life Insurance Company
  NEF Investment Company -- CA
  Transamerica China Investments Holdings Limited -- H.K.
  Transamerica International RE (Bermuda) Ltd. -- Bmda.
  Transamerica Life Insurance and Annuity Company -- NC
  Transamerica Life Insurance Company of Canada -- Can.
  Transamerica Life Insurance Company of New York -- NY
  Transamerica South Park Resources, Inc. -- DE
  Transamerica Variable Insurance Fund, Inc. -- MD
  USA Administration Services, Inc. -- KS
Transamerica Products, Inc.
  Transamerica Products II, Inc. -- CA
  Transamerica Products IV, Inc. -- CA
  Transamerica Products I, Inc. -- CA
Transamerica Real Estate Tax Service
  Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) -- N/A Transamerica Realty Services, Inc.
  Bankers Mortgage Company of California -- CA
  Pyramid Investment Corporation -- DE
  The Gilwell Company -- CA
  Transamerica Affordable Housing, Inc. -- CA
  Transamerica Minerals Company -- CA
  Transamerica Oakmont Corporation -- CA
  Ventana Inn, Inc. -- CA
Transamerica Retail Financial Services Corporation
  Transamerica Consumer Finance Holding Company -- DE
  Whirlpool Financial National Bank -- DE
Transamerica Senior Properties, Inc.
  Transamerica Senior Living, Inc. -- DE
Transamerica Small Business Services, Inc.
  Emergent Business Capital Holdings, Inc. --


                         *Designates INACTIVE COMPANIES
                     A Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner



Item 26. Numbers of Holders of Securities (as of April 1, 1999):

         Title of Class             Number of Record Holders

         Growth                     Three
         Money Market               Two


Item 27.  Indemnification

The Bylaws of Transamerica Variable Insurance Fund, Inc. provide in Article VIII as follows:

                                  ARTICLE VIII
                                 Indemnification

                  Section 1. Every person who is or was a director, officer or employee of the Corporation or of any other corporation which he served at the request of the Corporation and in which the Corporation owns or owned shares of capital stock or of which it is or was a creditor shall have a right to be indemnified by the Corporation to the full extent permitted by applicable law, against all liability, judgments, fines, penalties, settlements and reasonable expenses incurred by him in connection with or resulting from any threatened or actual claim, action, suit or proceeding, whether criminal, civil, or administrative, in which he may become involved as a party or otherwise by reason of his being or having been a director, officer or employee, except as provided in Article VIII, Sections 2 and 3 of these By-laws.

                  Section 2. Disabling Conduct. No such director, officer or employee shall be indemnified for any liabilities or expenses arising by reason of "disabling conduct," whether or not there is an adjudication of liability. "Disabling conduct" means willful misfeasance, active and deliberate dishonesty, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

                  Whether any such liability arose out of disabling conduct shall be determined: (a) by a final decision on the merits (including, but not limited to, a dismissal for insufficient evidence of any disabling conduct) by a court or other body, before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct; or (b) in the absence of such a decision, by a reasonable determination, based upon a review of the facts, that such person was not liable by reason of disabling conduct,
         (i) by the vote of a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the action, suit, or proceeding in question ("disinterested, non-party directors"), or
         (ii) by independent legal counsel in a written opinion if a quorum of disinterested, non-party directors so directs or if such quorum is not obtainable, or (iii) by majority vote of the shareholders, or (iv) by any other reasonable and fair means not inconsistent with any of the above.

                  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that any liability or expense arose by reason of disabling conduct.

                  Section 3. Directors' Standards of Conduct. No person who is or was a director shall be indemnified under this Article VIII for any liabilities or expenses incurred by reason of service in that capacity if an act or omission of a director was material to the matter giving rise to the threatened or actual claim, action, suit or proceeding; and such act (a) was committed in bad faith; or (2) was the result of active and deliberate dishonesty.

                  Section 4. Expenses Prior to Determination. Any liabilities or expenses of the type described in Article VIII, Section 1 may be paid by the Corporation in advance of the final disposition of the claim, action, suit or proceeding, as authorized by the directors in the specific case, (a) upon receipt of a written affirmation by the indemnitee of his good faith belief that his conduct met the standard of conduct necessary for indemnification as authorized by this Article VIII, Section 2; (b) upon receipt of a written undertaking by or on behalf of the indemnitee to repay the advance, unless it shall be ultimately determined that such person is entitled to indemnification; and (c) provided that (i) the indemnitee shall provide security for that undertaking, or (ii) the Corporation shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of disinterested, non-party directors, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe the indemnitee ultimately will be found entitled to indemnification.

                  A  determination  pursuant  to  subparagraph  (c)(iii) of this
         Article VIII, Section 4 shall not prevent the recovery from any indemnitee of any amount advanced to such person as indemnification if such person is subsequently determined not to be entitled to indemnification; nor shall a determination pursuant to said subparagraph prevent the payment of indemnification if such person is subsequently found to be entitled to indemnification.

                  Section 5. Provisions Not Exclusive. The indemnification provided by this Article VIII shall not be deemed exclusive of any rights to which those seeking indemnification may be entitled under any law, agreement, vote of shareholders, or otherwise.

     Section 6. General. No indemnification provided by this Article shall be inconsistent with the Investment Company Act of 1940 or the Securities Act of 1933.

                  Any indemnification provided by this Article shall continue as to a person who has ceased to be a director, officer, or employee, and shall inure to the benefit of the heirs, executors and administrators of such person. In addition, no amendment, modification or repeal of this Article shall adversely affect any right or protection of an indemnitee that exists at the time of such amendment, modification or repeal.

                                                       * * *

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of Transamerica Variable Insurance Fund, Inc. are covered under a Directors and Officers liability program which includes direct coverage to directors and officers and corporate reimbursement to reimburse the Fund for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $5,000,000 for the period 2/1/98 to 2/1/99. The primary policy under the program is with ICI Mutual Insurance Company.


Item 28.  Business and Other Connections of the Investment Adviser:


Transamerica Occidental Life Insurance Company ("Transamerica") and Transamerica Investment Services, Inc. (the "Sub-Adviser") are registered investment advisers. Transamerica is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a wholly-owned subsidiary of Transamerica Corporation. The Sub-Adviser is a direct wholly-owned subsidiary of Transamerica Corporation.

Information  as to the officers and directors of the  Sub-Adviser is included in
its  Form  ADV  filed  in  1998with  the  Securities  and  Exchange   Commission
(registration number 801-7740) and is incorporated herein by reference.

The names of the Directors and Executive Officers of Transamerica, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

                                                                                    Other business and business
                                                                                 address, profession, vocation or
                                                                                employment of a substantial nature
                                                                                          engaged in for
                                                        Position and              his own account during last two
Name and Principal            Position and Offices      Offices with           fiscal years or as director, officer,
 Business Address               with Transamerica       Old Account C              employee, partner or trustee

Virginia M. Wilson             Senior Vice                None                        None
                               President & Controller


Thomas J. Cusack               Director, Chariman,
                               President and              None                        Executive Vice President of
                               Chief Executive Officer                                Transamerica Corporation

James W. Dederer               Director, Executive        None                        None
                               Vice President, General
                               Counsel and Corporate
                               Secretary

Frank Beardsley                Director and President -   None                        None
                               Transamerica Asset
                               Management

George A. Foegele***           Director and               None                        President and Chief
                               Senior Vice President                                  Executive Officer of
                                                                                      Transamerica Life Insurance
                                                                                      Company of Canada

David E. Gooding               Director, Executive        None                        None
                               Vice President and
                               Chief Information Officer

Edgar H. Grubb*                Director                   None                        Executive Vice President,
                                                                                      and Chief Financial Officer
                                                                                      of Transamerica Corporation

Frank C. Herringer*            Director                   None                        Director, President and
                                                                                      Chief Executive Officer of
                                                                                      Transamerica Corporation

Richard N. Latzer*             Director                   Director                    Senior Vice  President  and
                                                                                      Chief Invesment Officer of
                                                                                      Transamerica Corporation;
                                                                                      Director, President and
                                                                                      Chief Executive Officer of
                                                                                      Transamerica Investment
                                                                                      Services, Inc.

Karen O. MacDonald             Director, Senior Vice      None                        None
                               President and Corporate
                               Actuary

Gary U. Rolle                  Director and Chief         Chairman,                   Executive Vice President
                               Investment Officer         Board of                    and Chief Investment
                                                          Managers                    Officer of Transamerica
                                                                                      Investment Services, Inc.

Paul E. Rutledge III**         Director and               None                        None
                               President - Reinsurance Division

T. Desmond Sugrue              Director and Executive     None                        None
                               Vice President

Nooruddin S. Veerjee           Director and President,    None                        President of Transamerica
                               Insurance Products Division                              Life Insurance and
                                                                                      Annuity Company

Robert A. Watson*              Director                   None                        Executive Vice President of

                                                                                      Transamerica Corporation
--------------------

 *        600 Montgomery Street, San Francisco, California 94111
**        401 North Tryon Street, Suite 700, Charlotte, North Carolina  28202
***       300 Consilium Place, Scarborough, Ontario, Canada M1H3G2

List of Officers for Transamerica Occidental Life Insurance Company

Thomas J. Cusack           Chairman, President and Chief Executive Officer
Frank Beardsley                     President - Transamerica Asset Management
Paul E. Rutledge III                President - Reinsurance Division
Nooruddin S. Veerjee                President - Insurance Products Division
James W. Dederer, CLU               Executive Vice President, General Counsel
                                   and Corporate Secretary
David E. Gooding          Executive Vice President and Chief Information Officer
T. Desmond Sugrue          Executive Vice President

Nicki Bair FSA                      Senior Vice President
Roy Chong-Kit                       Senior Vice President and Actuary
George A. Foegele          Senior Vice President
Daniel E. Jund, FLMI                Senior Vice President
Karen MacDonald            Senior Vice President and Corporate Actuary
Thomas P. O'Neill          Senior Vice President
Larry H. Roy                        Senior Vice President
William N. Scott, CLU, FLMI         Senior Vice President
Claude W. Thau, FSA                 Senior Vice President
Ron F. Wagley CLU          Senior Vice President and Chief Agency Officer
William R. Wellnitz, FSA            Senior Vice President and Actuary
Virginia M. Wilson                  Senior Vice President and Controller

Richard N. Latzer          Chief Investment Officer
Gary U. Rolle', CFA                 Chief Investment Officer

Stephen J. Ahearn          Investment Officer
John M. Casparian          Investment Officer
Heather E. Creeden                  Investment Officer
Colin Funai                         Investment Officer
William L. Griffin                  Investment Officer
Heidi Y. Hu                         Investment Officer
Matthew W. Kuhns           Investment Officer
Michael F. Luongo          Investment Officer
Dennis J. McNamara                  Investment Officer
Matthew Palmer                      Investment Officer
Thomas C. Pokorski                  Investment Officer
Susan A. Silbert                    Investment Officer
Philip W. Treick                    Investment Officer
Jeffrey S. Van Harte                Investment Officer
Paul Wintermute                     Investment Officer

Olisa Abaelu                        Vice President
William D. Adams           Vice President
Sandra Bailey-Whichard              Vice President
Michael Barnhart                    Regional Vice President
Dennis Barry                        Vice President
Laurie Bayless                      Vice President
Nancy Blozis                        Vice President and Controller
Benjamin Bock FSA          Vice President
Jim Bowman                          Vice President
Thomas Briggle                      Vice President
Thomas Brimacombe          Vice President
Sandy Brown                         Vice President
Arturo Bueno                        Vice President
Gary Busack                         Vice President
John Byrnes                         Vice President
Kent Callahan                       Vice President
Wonjoon Cho                         Vice President
Matt Coben                          Vice President
Ken Cochrane                        Vice President
Art Cohen                           Vice President
Catherine Collinson                 Vice President
Alan T. Cunningham                  Vice President and Deputy General Counsel
Glenn Cunningham           Vice President
Robert DeMarco                      Vice President
Peter DeWolf                        Vice President
Mitch Dimler                        Vice President
Randy Dobo                          Vice President and Actuary
John V. Dohmen                      Vice President
Thomas P. Dolan, FLMI               Vice President
Gail DuBois                         Vice President and Actuary
Harry Dunn, FSA                     Vice President and Chief Reinsurance Actuary
Ken Ellis                           Vice President
Reid A. Evers                       Vice President and Associate General Counsel
Jerry Gable, FSA                    Vice President
George Garcia                       Vice President and Chief Medicare Officer
David M. Goldstein                  Vice President and Deputy General Counsel
Roger Hagopian FLMI                 Vice President
Paul Hankwitz, MD          Vice President and Chief Medical Director
Meheriar Hasan                      Vice President
Joy Heckendorf                      Vice President
Paul Henry                          Vice President
Yang Ho                    Vice President
Randall C. Hoiby                    Vice President and Associate General Counsel
John W. Holowasko          Vice President
Suzette Stover-Hoyt                 Vice President and Assistant Secretary
William M. Hurst                    Vice President and Associate General Counsel
Zahid Hussain                       Vice President and Associate Actuary
James M. Jackson           Vice President and Deputy General Counsel
Allan H. Johnson, FSA               Vice President and Actuary
Ahmad Kamil, FIA, MAAA     Vice President and Associate Actuary
Michael Kappos                      Vice President
Patrick Kelleher                    Vice President and Reinsurance Financial
                                        Officer
Ken Kilbane                         Vice President
Roger Korte                         Vice President
Frank J. LaRusso                    Vice President and Chief Underwriting
                                        Officer
Carl Macero                         Vice President and Chief Reinsurance
                                        Underwriter
Susan Mack                          Vice President and Associate General Counsel
Mark Madden                         Vice President
Maureen McCarthy           Vice President
Philip E. McHale, FLMI              Vice President
Marilyn McCullough                  Vice President
Vic Modugno                         Vice President and Associate Actuary
Jess Nadelman                       Vice President
Wayne Nakano, CPA          Vice President
Paul Norris FSA                     Vice President and Actuary
Susan O'Brien                       Vice President
John Oliver                         Vice President
Michael Palace, ASA                 Vice President and Actuary
Jerry Paul                          Vice President
Stephen W. Pinkham                  Vice President
Kristy M. Pipes                     Vice President
John J. Romer                       Vice President
Michael Sanders                     Vice President
Gary L. Seagraves          Vice President
Joel D. Seigle                      Vice President
Mary Spence                         Vice President
Christina Stiver                    Vice President
Karen Stout                         Vice President
James O. Strand                     Vice President
Alice Su                            Vice President
Lee Tang                   Vice President
Bill Tate                                   Vice President
Barry Tobin                         Vice President
Kim A. Tursky                       Vice President and Assistant Secretary
Colleen Vandermark                  Vice President
John Vieren                         Vice President
Marsha Wallace                      Vice President
Richard Weinstein          Vice President
Timothy Weis                        Vice President
James Wilson                        Vice President
Michael B. Wolfe           Vice President
Ronald R. Wolfe                     Regional Vice President
Sally Yamada                        Vice President and Treasurer
Darrel K.S. Yuen                    President-Asian Operations

Daniel J. Bohmfalk                  Second Vice President and Associate Actuary
Ken Bromberg                        Second Vice President
Barry Buner                         Second Vice President
Dave Costanza                       Second Vice President
David Fairhall                      Second Vice President and Associate Actuary
Toni A. Forge                       Second Vice President
Selma Fox                           Second Vice President
Linda Goodwin M.D.                  Second Vice President and Reinsurance
                                             Medical Director
David Hansen                        Second Vice President
Andrew G. Kanelos          Second Vice President
Ronald G. Keller                    Second Vice President
Joan Klubnik                        Second Vice President
Lynette Lawson                      Second Vice President
Dean LeCesne                        Second Vice President
Liwen Lien                          Second Vice President
Richard MacKenzie          Second Vice President
Danny Mahoney                       Second Vice President
Jodie Moore                         Second Vice President
Clay Moye                           Second Vice President
Daniel A. Norwick          Second Vice President
Susan O'Brien                       Second Vice President
Stephanie Quincey          Second Vice President
Paul Reisz                          Second Vice President
Ray Robinson                        Second Vice President
Beverly Rochecharlie                Second Vice President
Stacy Schultz                       Second Vice President
Laura Scully                        Second Vice President
Frederick Seto                      Second Vice President
Jack Shalley, MD                    Second Vice President and Medical Director
Steven R. Shepard          Second Vice President and Assistant General Counsel
Frank Snyder                        Second Vice President
Jean Stefaniak                      Second Vice President
David Stone                         Second Vice President
John Tillotson                      Second Vice President
K. Y. To                            Second Vice President
Boning Tong                         Second Vice President and Associate Actuary
Janet Unruh                         Second Vice President and Assistant General
                                         Counsel
James B. Watson                     Second Vice President and Assistant General
                                         Counsel
Sheila Wickens, MD                  Second Vice President and Medical Director
Kamran Haghighi            Tax Officer
Susan Vivino                        Assistant Secretary
James Wolfenden                  Statement Officer



Item 29.  Principal Underwriter

Not   applicable.   There   is   no   principal   underwriter,   the   Fund   is
self-distributing.

Item 30. Location and Accounts and Records

        All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

        Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211; or at State Street Bank and Trust Company, Registrant's custodian, located at 225 Franklin Street, Boston, Massachusetts 02110.


Item 31. Management Services

        All management contracts are discussed in Parts A or B.


Items 32. Undertakings

  (a)   Not Applicable.

  (b) Registrant undertakes that it will file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this registration statement.

  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

  (d) Registrant hereby undertakes to call for a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the directors if requested to do so by the shareholders of at least 10% of the Fund's outstanding shares, and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Variable Insurance Fund, Inc. certifies that this Post-Effective Amendment meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, and State of California on this 27th day of April, 1999.

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.



                                     By:    __________________________*
                            Regina M. Fink Secretary


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Signatures                           Titles                               Date
______________________*              Treasurer                             April 27, 1999
Susan R. Hughes

______________________*              Director                              April 27, 1999
Donald E. Cantlay

______________________*              Director                             April 27, 1999
Richard N. Latzer

______________________*              Director, President  and Chairman     April 27, 1999
Gary U. Rolle'

______________________*              Director                              April 27, 1999
Peter J. Sodini

______________________*              Director                             April 27, 1999
Jon C. Strauss


  /s/ Regina M. Fink         April 27, 1999 as Attorney-in-Fact pursuant to
*By:  Regina M. Fink          powers of attorney filed with the initial
                              registration  statement.

Exhibit 11(b)  Consent of Independent Auditors

Ernst & Young LLP
725 south Figueroa Street
Los Angeles, CA  90017
213-977-3200



CONSENT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

We consent to the reference to our firm under the captions "Financial Highlights"and "Independent Public Accountants" in Post-Effective Amendment No. 12 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940 to the Registration Statement (Form N-1A, No. 33-99016 and related Prospectus and Statement of Additional Information of Transamerica Variable Insurance Fund, Inc. and to the incorporation by reference therein of our report dated February 10, 1999, with respect to the financial statements and financial highlights included in tis Annual Report for the year ended December 31, 1998, filed with the Securities and Exchange Commission.


Ernst & Young LLP

Los Angeles, California
April 19, 1999